As filed with the Securities and Exchange Commission on January 16, 2004.
Registration No. 333-_____ and 811-4603

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]  Pre-Effective Amendment No.___   [ ]  Post-Effective Amendment No.____

(Check appropriate box or boxes)

LB SERIES FUND, INC.
(Exact name of Registrant as Specified in Charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of Principal Executive Offices)

612-340-8492
(Registrant's Telephone Number)

Marlene J. Nogle
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible following the effective date of this Registration Statement.

Title of Securities Being Registered:
Shares of Beneficial Interest

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

            TECHNOLOGY STOCK PORTFOLIO                         CAPITAL GROWTH PORTFOLIO
            SMALL CAP STOCK PORTFOLIO                        LARGE COMPANY INDEX PORTFOLIO
            SMALL CAP VALUE PORTFOLIO                      REAL ESTATE SECURITIES PORTFOLIO
            SMALL CAP INDEX PORTFOLIO                             BALANCED PORTFOLIO
             MID CAP STOCK PORTFOLIO                           HIGH YIELD BOND PORTFOLIO
             MID CAP INDEX PORTFOLIO                             BOND INDEX PORTFOLIO
             INTERNATIONAL PORTFOLIO                         MORTGAGE SECURITIES PORTFOLIO

                                          Series of

                            AAL VARIABLE PRODUCT SERIES FUND, INC.

AAL Variable Product Series Fund, Inc.
625 Fourth Avenue South
Minneapolis, Minnesota 55415

March 3, 2004

Dear Shareholder:

As we previously announced, in January 2002, Aid Association for Lutherans and Lutheran Brotherhood merged to form Thrivent Financial for Lutherans. Since that time, we have implemented several changes to combine the best of both organizations. The proposals described in the accompanying proxy statement are an important step to continue this process for the organizations' mutual fund families.

Since the merger, we have done considerable planning and preparation to create the foundation for the new Thrivent family of mutual funds. Our primary goal is to provide substantial value to shareholders through consistent, competitive performance, enhanced shareholder services and a growing business with an excellent reputation. Thrivent Financial expects to build on its many strengths as a money manager while also addressing areas that need improvement.

Your Board of Directors and Thrivent Financial are working together to develop action steps that collectively are expected to benefit shareholders. They include:

  The proposed reorganization of the AAL Variable Product Series Fund, Inc. portfolios into the portfolios of the LB Series Fund, Inc., that is discussed in this proxy statement, which will place all of the portfolios under a single board of directors;
  Investment of $4-5 million by Thrivent Financial to enhance the quality of its asset management capabilities, including hiring additional investment professionals and making infrastructure investments to support investment research;
  New product names using the Thrivent Financial brand. The merged investment company will be named the Thrivent Series Fund, Inc.;
  Expanded product offerings; and
  Greater investment choice through access to an expanded array of money managers.

Some of these changes require shareholder approval. Other changes have been or are expected to be implemented by Thrivent Financial working with your Board of Directors.

The Board of Directors of the AAL Variable Product Series Fund, Inc. unanimously recommends that shareholders of each Portfolio vote FOR the reorganization proposal for each portfolio in the proxy statement. The Board has determined that these reorganizations will benefit the portfolios by:

  Consolidating the variable product portfolios sponsored by Thrivent Financial under a single investment company and board of directors. This will further streamline governance and oversight of the portfolios.
  Simplifying administrative and regulatory requirements for the portfolios, including by eliminating duplicative regulatory filings and duplicative fixed costs such as printing, mailing, accounting and audit fees, legal fees and shareholder meetings.

Related to the reorganization of the International Portfolio into the existing World Growth Portfolio, the Board considered:

  The similarity of the two portfolios' investment objectives and strategies,
  The benefits of the projected lower total expense ratio,
  The increased asset base of the merged portfolio, and
  That the long-term performance of the World Growth Portfolio has been better than that of the International Portfolio.

A special shareholder meeting is scheduled for April 7, 2004, to consider each reorganization. It is very important that you vote on the proposal for each Portfolio underlying your variable contract or retirement plan. You may vote by telephone, Internet or mail. Please read this proxy statement and cast your vote using the enclosed voting instruction form.

To see how the reorganization will affect the portfolio underlying your investment in your variable contract and/or retirement plan, please review the enclosed information on the advisory fees, expenses, investment policies and services relating to the corresponding portfolios of the LB Series Fund, Inc.

In the midst of these important changes, your Board is committed to ensuring that the AAL Variable Product Series Fund, Inc. operates in a manner that is deserving of your trust. This is especially important at a time when shareholders' confidence in money managers and fund families is being shaken. It is a commitment that we, as well as Thrivent Financial, take very seriously.

Sincerely,
Pamela J. Moret
President

Questions & Answers
For Shareholders of AAL Variable Product Series Fund, Inc.

The Board of Directors of the AAL Variable Product Series Fund, Inc. (the "AAL Series Fund") has provided the following questions and answers to clarify and summarize the proposals in this proxy statement. Your vote is very important. The Board unanimously supports these proposals and encourages you to read the full proxy statement and vote as soon as possible.

Q. What changes are proposed?

A: The Board proposes that each of the portfolios offered by the AAL Series Fund other than the International Portfolio (each an "AAL Portfolio" and collectively the "AAL Portfolios") be reorganized and merged into a corresponding newly-formed portfolio of the LB Series Fund, Inc. (each a "New Thrivent Portfolio" and collectively the "New Thrivent Portfolios"). The Board also proposes that the International Portfolio of the AAL Series Fund be reorganized with and into the World Growth Portfolio, an existing portfolio of LB Series Fund, Inc.

Q: Why is the reorganization proposed?

A: Lutheran Brotherhood and Aid Association for Lutherans merged in January 2002 to form Thrivent Financial for Lutherans ("Thrivent Financial"). The reorganization is part of a multi-phase plan to merge and integrate the governance and operations of the funds sponsored by Thrivent Financial that serve as investments for Thrivent Financial's and Thrivent Life Insurance Company's ("Thrivent Life") variable annuity and variable life insurance products and Thrivent Financial's retirement plans.

With respect to each AAL Portfolio that would be reorganized into a corresponding New Thrivent Portfolio, the Board has determined that the reorganization is in the best interests of the AAL Portfolios. In reaching this decision, the Board considered the following factors:

  The reorganizations will consolidate the variable product portfolios sponsored by Thrivent Financial under a single investment company and board of directors. This will further streamline governance and oversight of the portfolios.
  The investment objective and strategies of each New Thrivent Portfolio will be identical to the investment objective and strategies of the corresponding AAL Portfolio.
  The reorganizations offer the opportunity for operational efficiencies by simplifying the administrative and regulatory requirements for the Portfolios and eliminating duplicative regulatory filings. The reorganizations will eliminate some duplicative fixed costs.
  The reorganizations will not result in the recognition of any gain or loss for federal income tax purposes by the AAL Portfolios, the Thrivent Portfolios or their shareholders.
  Thrivent Financial will be responsible for payment of the expenses related to each reorganization.

In recommending the reorganization of the International Portfolio into the World Growth Portfolio, the Board considered:

  That the investment objectives of the International Portfolio and the World Growth Portfolio are substantially similar, as are their investment policies and strategies.
  The potential for benefiting from economies of scale of a larger asset base, including greater portfolio diversification and the opportunity to conduct investment transactions on potentially more advantageous terms than two separate smaller portfolios. The reorganization also offers opportunities to spread fixed costs over a larger asset base.
  The total expense ratio of the World Growth Portfolio following the reorganization is projected to be lower than the current total expense ratio for each of the World Growth Portfolio and International Portfolio.
  The long-term performance of the World Growth Portfolio has been better than that of the International Portfolio.

Q: How will the AAL Portfolios be merged with the Thrivent Portfolios?

A: The AAL Series Fund consists of 14 separate Portfolios. The Board proposes:

  The International Portfolio be merged into the World Growth Portfolio, an existing portfolio of LB Series Fund, Inc., which has a substantially similar investment objective and strategy.
  The remaining 13 AAL Portfolios be reorganized into New Thrivent Portfolios, each of which has been established solely for the purpose of this reorganization and has no prior operating history or assets.

In the reorganization, the shares of each AAL Portfolio automatically will be exchanged for an equal dollar value of shares of the corresponding Thrivent Portfolio.

Q. Who currently manages the World Growth Portfolio?

A. Price International, an affiliate of T. Rowe Price Associates, Inc., presently subadvises the World Growth Portfolio.

Q. Who can vote?

A. Owners of the variable contracts funded by an AAL Portfolio and the administrators of the retirement plans are entitled to vote. Thrivent Financial and Thrivent Life will cast your votes according to your voting instructions. Trustees of the Thrivent Savings Plan will vote according to the best interests of the plan participants.

If no timely voting instructions are received, any shares of an AAL Portfolio attributable to a variable contract will be voted by Thrivent Financial or Thrivent Life in proportion to the voting instructions received for all variable contracts and retirement plans participating in the applicable AAL Portfolio. If a voting instruction form is returned with no voting instructions, the shares of the AAL Portfolio to which the form relates will be voted FOR all the proposals.

Any shares of an AAL Portfolio held by Thrivent Financial, Thrivent Life or any of their affiliates for their own account will also be voted in proportion to the voting instructions received for all variable contracts participating in the AAL Portfolio.

This hypothetical example illustrates how proportionate voting works:

An AAL Portfolio has 1,000 shares outstanding. Shareholders vote 70 of those shares FOR the proposal, 20 shares AGAINST the proposal and 10 shares are held by shareholders who abstain from voting. Thrivent Financial or Thrivent Life hold the other 900 shares.

In this example, using proportionate shadow voting, Thrivent Financial would vote 700 of the 1,000 shares FOR the proposal, 200 shares AGAINST, and would abstain from voting 100 of those shares.

Q: When will the reorganization be effective?

A: A Special Meeting of Shareholders of each of the AAL Portfolios is scheduled for April 7, 2004, to consider the reorganization. Subject to shareholder approval, the reorganization affecting each AAL Portfolio likely will be effective on or about April 30, 2004.

Q: Can I make additional investments in the AAL Portfolios before the reorganization?

A: Yes. You can continue to make investments in any of the AAL Portfolios until the effective date of the reorganization.

Q: What do I need to do to exchange my shares?

A: Nothing. If shareholders approve the reorganization, the shares of the AAL Portfolio that fund benefits under your variable contract or retirement plan automatically will be exchanged for an equal dollar value of shares of the corresponding Thrivent Portfolio. Your variable contract or retirement plan participation will not be affected by the reorganization.

Q: Will I incur taxes as a result of this reorganization?

A: Each reorganization is expected to be tax-free for federal income tax purposes. The participating Portfolios will seek an opinion from counsel to this effect. Generally, neither variable contract owners nor retirement plan participants will incur capital gains or losses on the exchange of AAL Portfolio shares for Thrivent Portfolio shares having an equal dollar value as a result of this reorganization. The cost basis on each investment also will remain the same.

Q. How does the Board recommend that I vote?

A. The Board of Directors unanimously recommends that you vote FOR these proposals.

Q: How can I vote?

A: You can vote by:

  Internet - https://vote.proxy-direct.com. Follow the directions on the enclosed voting instruction form.
  Telephone - Follow the directions on the enclosed voting instruction form. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the voting instruction form.
  By mail - Date and sign the enclosed voting instruction form and return it in the enclosed postage-paid envelope.

Q. Why should I vote?

A. Every vote is important and the Board encourages you to return your vote as soon as possible.

Q: When should I vote?

A: Please vote as soon as possible by mail, telephone or the Internet. This will help avoid additional follow-up costs.

Q: Who is paying the cost of the shareholder meeting and of this proxy solicitation?

A: Thrivent Financial will pay all of the shareholder meeting, proxy preparation and proxy solicitation expenses. Expenses relating to the reorganization will not be paid for out of fund or portfolio assets.

Q: Who should I call if I have questions about the proposals in the proxy statement?

A. Call 1-866-270-1532.

Q: How can I get more information about the portfolios?

A: A copy of the prospectus for the World Growth Portfolio accompanies this proxy statement and prospectus as Appendix B. The prospectus for the New Thrivent Portfolios is attached as Appendix C. Management's Discussion of Fund Performance and the Financial Highlights for the World Growth Portfolio is attached as Appendix D.

For a copy of the prospectus or the Statement of Additional Information for the AAL Portfolios, write to AAL Variable Products Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

For a copy of the Statement of Additional Information for the New Thrivent Portfolios, the World Growth Portfolio, or for an additional copy of this proxy statement and prospectus, write to Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

            TECHNOLOGY STOCK PORTFOLIO                         CAPITAL GROWTH PORTFOLIO
            SMALL CAP STOCK PORTFOLIO                        LARGE COMPANY INDEX PORTFOLIO
            SMALL CAP VALUE PORTFOLIO                      REAL ESTATE SECURITIES PORTFOLIO
            SMALL CAP INDEX PORTFOLIO                             BALANCED PORTFOLIO
             MID CAP STOCK PORTFOLIO                           HIGH YIELD BOND PORTFOLIO
             MID CAP INDEX PORTFOLIO                             BOND INDEX PORTFOLIO
             INTERNATIONAL PORTFOLIO                         MORTGAGE SECURITIES PORTFOLIO

                                          Series of

                            AAL VARIABLE PRODUCT SERIES FUND, INC.
                                   625 Fourth Avenue South
                                 Minneapolis, Minnesota 55415

                          NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                                 To be held on April 7, 2004
                             ___________________________________

A Special Meeting of Shareholders (the "Special Meeting") of each series of AAL Variable Product Series Fund, Inc. (the "AAL Series Fund") listed above (each an "AAL Portfolio" and collectively the "AAL Portfolios") will be held at the Thrivent Financial for Lutherans building, 625 Fourth Avenue South, Minneapolis, Minnesota on April 7, 2004, at 8:30 a.m. Central Time for the following purposes:

  For shareholders of the International Portfolio of the AAL Series Fund (the "International Portfolio") to approve a proposed Reorganization Agreement and Plan of Reorganization between the AAL Series Fund and LB Series Fund, Inc. (which will change its name to Thrivent Series Fund, Inc. on or about April 30, 2004, and is hereinafter referred to as the "Thrivent Series Fund"), whereby (a) all of the assets of the International Portfolio will be transferred to the World Growth Portfolio of Thrivent Series Fund (the "World Growth Portfolio") in exchange for the World Growth Portfolio's shares of equal dollar value; (b) the stated accrued and unpaid liabilities of the International Portfolio will be assumed by the World Growth Portfolio; (c) the International Portfolio will distribute pro rata to its shareholders, in complete liquidation, the shares of the World Growth Portfolio received in exchange for its net assets; and (d) the International Portfolio will cease to exist.

  For shareholders of each AAL Portfolio, other than the International Portfolio, separately to approve a proposed Reorganization Agreement and Plan of Reorganization between the AAL Series Fund and Thrivent Series Fund, whereby (a) all of the assets of each AAL Portfolio will be transferred to a corresponding series of Thrivent Series Fund (each a "New Thrivent Portfolio" and together with the World Growth Portfolio, the "Thrivent Portfolios") in exchange for the New Thrivent Portfolio's shares of equal dollar value; (b) all liabilities of each AAL Portfolio will be assumed by the corresponding New Thrivent Portfolio; (c) each AAL Portfolio will distribute pro rata to its shareholders, in complete liquidation, the shares of the corresponding New Thrivent Portfolio received in exchange for its net assets; and (d) each AAL Portfolio will cease to exist.

  To consider and act upon any matter incidental to the foregoing and to transact such other business as may properly come before the Special Meeting and all adjournments.

The Board of Directors of AAL Series Fund has fixed the close of business on February 13, 2004 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting and all adjournments.

By Order of the Board of Directors,
Brett L. Agnew, Secretary

Minneapolis, Minnesota
March 3, 2004

YOUR VOTE IS IMPORTANT

You can help Thrivent Financial for Lutherans, the adviser to the AAL Portfolios and the Thrivent Portfolios, avoid the necessity and expense of sending follow-up letters by promptly returning the enclosed voting instruction form. If you are unable to be present in person at the Special Meeting, please mark, date, sign and return the enclosed voting instruction form. The enclosed envelope requires no postage if mailed in the United States. You also may vote by telephone (1-866-235-4258) or the Internet (https://vote.proxy-direct.com) by entering the control number on the enclosed voting instruction form.

PROXY STATEMENT AND PROSPECTUS

MARCH 3, 2004

             INTERNATIONAL PORTFOLIO                            WORLD GROWTH PORTFOLIO
            TECHNOLOGY STOCK PORTFOLIO                   THRIVENT PARTNER TECHNOLOGY PORTFOLIO
            SMALL CAP STOCK PORTFOLIO                     THRIVENT SMALL CAP STOCK PORTFOLIO
            SMALL CAP VALUE PORTFOLIO                 THRIVENT PARTNER SMALL CAP VALUE PORTFOLIO
            SMALL CAP INDEX PORTFOLIO                     THRIVENT SMALL CAP INDEX PORTFOLIO
             MID CAP STOCK PORTFOLIO                       THRIVENT MID CAP STOCK PORTFOLIO
             MID CAP INDEX PORTFOLIO                       THRIVENT MID CAP INDEX PORTFOLIO
             CAPITAL GROWTH PORTFOLIO                     THRIVENT LARGE CAP STOCK PORTFOLIO
          LARGE COMPANY INDEX PORTFOLIO                    THRIVENT LARGE CAP INEX PORTFOLIO
         REAL ESTATE SECURITIES PORTFOLIO              THRIVENT REAL ESTATE SECURITIES PORTFOLIO
                BALANCED PORTFOLIO                            THRIVENT BALANCED PORTFOLIO
            HIGH YIELD BOND PORTFOLIO                    THRIVENT PARTNER HIGH YIELD PORTFOLIO
               BOND INDEX PORTFOLIO                          THRIVENT BOND INDEX PORTFOLIO
          MORTGAGE SECURITIES PORTFOLIO                 THRIVENT MORTGAGE SECURITIES PORTFOLIO

                 Each a series of                                  Each a series of

      AAL VARIABLE PRODUCT SERIES FUND, INC.                     LB SERIES FUND, INC.
             625 Fourth Avenue South                            625 Fourth Avenue South
           Minneapolis, Minnesota 55415                      Minneapolis, Minnesota 55415
                  1-800-847-4836                                    1-800-847-4836

This proxy statement and prospectus is furnished in connection with the solicitation of proxies by and on behalf of the Board of Directors of AAL Variable Product Series Fund, Inc. (the "AAL Series Fund"). Shareholder votes and proxies are being solicited for a Special Meeting of Shareholders and any adjournments thereof (collectively, the "Special Meeting") of each series of the AAL Series Fund listed above (each, an "AAL Portfolio" and collectively, the "AAL Portfolios") to be held at the Thrivent Financial for Lutherans building, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, on April 7, 2004, at 8:30 a.m. Central time. This proxy statement and prospectus and the accompanying Notice of Special Meeting of Shareholders and voting instruction form are first being mailed on or about March 3, 2004.

At the Special Meeting, shareholders will be asked to approve proposed Reorganization Agreements and Plans of Reorganization (each a "Reorganization Agreement" and collectively the "Reorganization Agreements") between the AAL Series Fund and LB Series Fund, Inc. (which will change its name to Thrivent Series Fund, Inc. on or about April 30, 2004, and is hereinafter referred to as the "Thrivent Series Fund"). In the reorganizations, shares of each of the AAL Portfolios will be exchanged for shares of a corresponding portfolio of the Thrivent Series Fund (each a "Thrivent Portfolio" and collectively the "Thrivent Portfolios") having an equal dollar value. Specifically:

  The International Portfolio of the AAL Series Fund (the "International Portfolio") will be reorganized into the World Growth Portfolio of the Thrivent Series Fund (the "World Growth Portfolio") if its Reorganization Agreement is approved; and

  Each other AAL Portfolio will be reorganized into shares of a newly formed Portfolio of the Thrivent Series Fund (each a "New Thrivent Portfolio" and collectively the "New Thrivent Portfolios") that was organized solely for the purpose of continuing the business of its corresponding AAL Portfolio if its Reorganization Agreement is approved.

The following table shows the Thrivent Portfolio into which each AAL Portfolio will be reorganized if the Reorganization Agreements are approved.

AAL Portfolio                           Corresponding Thrivent Portfolio
-----------------------------           -----------------------------------------------------------------------------------
International Portfolio            ->   World Growth Portfolio (an existing Thrivent Portfolio)

Technology Stock Portfolio         ->   Thrivent Partner Technology Portfolio (a New Thrivent Portfolio)

Small Cap Stock Portfolio          ->   Thrivent Small Cap Stock Portfolio (a New Thrivent Portfolio)

Small Cap Value Portfolio          ->   Thrivent Partner Small Cap Value Portfolio (a New Thrivent Portfolio)

Small Cap Index Portfolio          ->   Thrivent Small Cap Index Portfolio (a New Thrivent Portfolio)

Mid Cap Stock Portfolio            ->   Thrivent Mid Cap Stock Portfolio (a New Thrivent Portfolio)

Mid Cap Index Portfolio            ->   Thrivent Mid Cap Index Portfolio (a New Thrivent Portfolio)

Capital Growth Portfolio           ->   Thrivent Large Cap Stock Portfolio (a New Thrivent Portfolio)

Large Company Index Portfolio      ->   Thrivent Large Cap Index Portfolio (a New Thrivent Portfolio)

Real Estate Securities Portfolio   ->   Thrivent Real Estate Securities Portfolio (a New Thrivent Portfolio)

Balanced Portfolio                 ->   Thrivent Balanced Portfolio (a New Thrivent Portfolio)

High Yield Bond Portfolio          ->   Thrivent Partner High Yield Portfolio (a New Thrivent Portfolio)

Bond Index Portfolio               ->   Thrivent Bond Index Portfolio (a New Thrivent Portfolio)

Mortgage Securities Portfolio      ->   Thrivent Mortgage Securities Portfolio (a New Thrivent Portfolio)

Both AAL Series Fund and Thrivent Series Fund are open-end investment companies, commonly called mutual funds. Both AAL Series Fund and Thrivent Series Fund issue and sell their shares to separate accounts of Thrivent Financial for Lutherans ("Thrivent Financial") and Thrivent Life Insurance Company ("Thrivent Life"), which are used to fund benefits under variable life insurance and variable annuity contracts (the "variable contracts") issued by Thrivent Financial and Thrivent Life, and retirement plans sponsored by Thrivent Financial (collectively, the "retirement plans").

Each Reorganization Agreement provides that:

  All of the assets of the AAL Portfolio will be transferred to a corresponding Thrivent Portfolio in exchange for shares of the Thrivent Portfolio having a value equal to the value of the assets so transferred, less liabilities assumed by the Thrivent Portfolio;

  All of the liabilities of an AAL Portfolio being reorganized into a New Thrivent Portfolio will be assumed by the corresponding New Thrivent Portfolio;

  The stated accrued and unpaid liabilities of the International Portfolio will be assumed by the World Growth Portfolio; and

  Shares of the corresponding Thrivent Portfolio will be distributed pro rata to the shareholders of the AAL Portfolio in complete liquidation of the AAL Portfolio.

If the applicable Reorganization Agreement is approved, the shares of the AAL Portfolio that funds benefits under your variable contract or retirement plan automatically will be exchanged for an equal dollar value of shares of a corresponding Thrivent Portfolio. Each New Thrivent Portfolio has identical investment objectives and strategies and substantially identical investment policies as its corresponding AAL Portfolio. The World Growth Portfolio and International Portfolio have substantially similar investment policies and objectives.

Please retain this proxy statement and prospectus for future reference. It describes concisely the information that you should know before voting. It is the proxy statement for the Special Meeting of Shareholders of each of the AAL Portfolios (please see the Notice of Special Meeting). It is also the prospectus that describes the shares of the World Growth Portfolio and the New Thrivent Portfolios.

The following documents contain additional information about the AAL Portfolios and are incorporated into this proxy statement and prospectus by reference. To obtain copies of these documents without charge, write or call the AAL Series Fund at the address or phone number above.

  The AAL Series Fund prospectus dated April 30, 2003, as supplemented.

  The AAL Series Fund Statement of Additional Information dated April 30, 2003.

  The AAL Series Fund Annual Report dated December 31, 2003.

The following documents contain additional information about the Thrivent Portfolios and are incorporated into this proxy statement and prospectus by reference. To obtain copies of these documents without charge, write or call the Thrivent Series Fund at the address or phone number above.

  The prospectus of the World Growth Portfolio dated April 30, 2003, as supplemented, accompanies this proxy statement and prospectus as Appendix B.

  The prospectus of each New Thrivent Portfolio dated February __, 2004 accompanies this proxy statement and prospectus as Appendix C.

  Management's Discussion of Fund Performance and the Financial Highlights of the World Growth Portfolio from the most recent Annual Report for the Thrivent Series Fund accompanies this proxy statement and prospectus as Appendix D.

  The Statement of Additional Information relating to this proxy statement and prospectus dated March 3, 2004.

  The Statement of Additional Information for the World Growth Portfolio dated April 30, 2003.

  The Statement of Additional Information for the New Thrivent Portfolios dated February __, 2004.

The New Thrivent Portfolios have no prior operating history and will not commence operations or have any assets or liabilities prior to the completion of the Reorganizations.

Each of these documents relating to the AAL Portfolios and the Thrivent Portfolios have been filed with the Securities and Exchange Commission (the "SEC"), and you may obtain copies by accessing the SEC's Web site at http://www.sec.gov.

The shares offered by this proxy statement and prospectus are not deposits or obligations of any bank or financial institution and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this proxy statement and prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                                          PAGE

SUMMARY
        About the Reorganizations
        Comparative Expense Tables
        Examples
        Comparison on Investment Performance of International Portfolio and
           World Growth Portfolio
COMPARISON OF PRINCIPAL INVESTMENT RISKS
COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES
COMPARISON OF OPERATIONS
        Investment Adviser
        Portfolio Managers
        World Growth Portfolio Subadviser
        Manager of Managers
        The Separate Accounts and Retirement Plans
        Tax Consequences
        Capitalization
INFORMATION ABOUT THE REORGANIZATIONS
        Background
        Information Received by the Board of Directors of the AAL Portfolios
        Considerations by the Board of Directors of the AAL Portfolios
        Description of the Reorganization Agreements and Plans of Reorganization
        Description of Thrivent Portfolio Shares
        Federal Income Tax Consequences
CAPITALIZATION
ADDITIONAL INFORMATION ABOUT THE AAL PORTFOLIOS AND THE
        THRIVENT PORTFOLIOS
VOTING INFORMATION
        Outstanding Shares and Voting Requirements
        Other Matters
        Board Recommendation
FORM OF AGREEMENT AND PLAN OF REORGANIZATION -- APPENDIX A                        A-1
LB SERIES FUND PROSPECTUS FOR WORLD GROWTH PORTFOLIO -- APPENDIX B                B-1
LB SERIES FUND PROSPECTUS FOR NEW THRIVENT PORTFOLIOS - APPENDIX C                C-1
WORLD GROWTH PORTFOLIO MANAGEMENT'S DISCUSSION/FINANCIAL
       HIGHLIGHTS -- APPENDIX D                                                   D-1
ADDITIONAL POLICIES AND LIMITATIONS - APPENDIX E                                  E-1
BOARD OF DIRECTORS - APPENDIX F                                                   F-1
CAPITALIZATION - APPENDIX G                                                       G-1
SHARE OWNERSHIP INFORMATION - APPENDIX H                                          H-1

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this proxy statement and prospectus (including documents incorporated by reference) and each of the Reorganization Agreements, a form of which is attached to this proxy statement and prospectus as Appendix A.

About the Reorganizations

The Board of Directors of the AAL Series Fund unanimously recommends that shareholders of each AAL Portfolio vote to approve the Reorganization Agreements. Under each Reorganization Agreement, the Thrivent Portfolio would acquire all of the assets and outstanding liabilities of the corresponding AAL Portfolio in exchange for shares of the Thrivent Portfolio having an aggregate net asset value equal to the value of the AAL Portfolio's assets so transferred, less the amount of the liabilities assumed by the Thrivent Portfolio. The AAL Portfolio would distribute in liquidation pro rata to its shareholders all of the shares of the Thrivent Portfolio it received in exchange for its assets. Together these transactions are referred to in this proxy statement and prospectus individually as a "Reorganization" and collectively as the "Reorganizations".

As a result of the Reorganizations, each shareholder of an AAL Portfolio will become the owner of a Thrivent Portfolio's shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the AAL Portfolio on the date of the Reorganizations. The Reorganizations will not affect your variable contract or retirement plan, as the case may be.

The following table shows the Thrivent Portfolio into which each AAL Portfolio will be reorganized if the Reorganizations are approved.

AAL Portfolio                           Corresponding Thrivent Portfolio
-------------------------------         ---------------------------------------------------------------------------
International Portfolio            ->   World Growth Portfolio (an existing Thrivent Portfolio)

Technology Stock Portfolio         ->   Thrivent Partner Technology Portfolio (a New Thrivent Portfolio)

Small Cap Stock Portfolio          ->   Thrivent Small Cap Stock Portfolio (a New Thrivent Portfolio)

Small Cap Value Portfolio          ->   Thrivent Partner Small Cap Value Portfolio (a New Thrivent Portfolio)

Small Cap Index Portfolio          ->   Thrivent Small Cap Index Portfolio (a New Thrivent Portfolio)

Mid Cap Stock Portfolio            ->   Thrivent Mid Cap Stock Portfolio (a New Thrivent Portfolio)

Mid Cap Index Portfolio            ->   Thrivent Mid Cap Index Portfolio (a New Thrivent Portfolio)

Capital Growth Portfolio           ->   Thrivent Large Cap Stock Portfolio (a New Thrivent Portfolio)

Large Company Index Portfolio      ->   Thrivent Large Cap Index Portfolio (a New Thrivent Portfolio)

Real Estate Securities Portfolio   ->   Thrivent Real Estate Securities Portfolio (a New Thrivent Portfolio)

Balanced Portfolio                 ->   Thrivent Balanced Portfolio (a New Thrivent Portfolio)

High Yield Bond Portfolio          ->   Thrivent Partner High Yield Portfolio (a New Thrivent Portfolio)

Bond Index Portfolio               ->   Thrivent Bond Index Portfolio (a New Thrivent Portfolio)

Mortgage Securities Portfolio      ->   Thrivent Mortgage Securities Portfolio (a New Thrivent Portfolio)

Comparative Expense Tables

Shares of the AAL Portfolios and the Thrivent Portfolios are sold without a sales charge, so there are no direct shareholder fees. However, like all mutual funds, the AAL Portfolios and the Thrivent Portfolios incur certain expenses in their operations, including advisory fees and other expenses. These are indirect expenses.

The following expense tables compare the annual operating expenses of each AAL Portfolio based on total assets for the fiscal year ended December 31, 2003, as reported in the AAL Series Fund's most recent annual report, and pro forma expenses showing these same expenses adjusted for the proposed Reorganizations.

                       International Portfolio / World Growth Portfolio

                                                     Expenses                Pro Forma
                                              as of December 31, 2003         Expenses
                                                                          as of December 31,
                                                                               2003

                                           International   World Growth     World Growth
                                             Portfolio     Portfolio          Portfolio
                                           -------------   ------------     ------------
Annual Portfolio Operating Expenses
(Expenses that are deducted from Fund
assets)
  Advisory fees                                0.80%           0.86%           0.80%
  Other Expenses*                                  %                               %
  Total Annual Fund Operating Expenses             %                               %

   Technology Stock Portfolio (AAL Portfolio) / Thrivent Partner Technology Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses            Technology Stock         Thrivent Partner
  (Expenses that are deducted from Fund              Portfolio           Technology Stock
  Assets)                                                                    Portfolio
    Advisory Fees                                      0.75%                   0.75%
    Other Expenses*                                        %                       %
    Total Annual Fund Operating Expenses                   %                       %
    Expenses Reimbursement**                               %                       %
    Net Operating Expenses                                 %                       %

Small Cap Stock Portfolio (AAL Portfolio) / Thrivent Small Cap Stock Portfolio (New Thrivent Portfolio)

                                                    Expenses as of       Proforma Expenses
                                                   December 31, 2003    as of December 31, 2003

  Annual Portfolio Operating Expenses               Small Cap Stock      Thrivent Small Cap
  (Expenses that are deducted from Fund Assets)        Portfolio          Stock Portfolio
    Advisory Fees                                        0.70%                 0.70%
    Other Expenses*                                          %                     %
    Total Annual Fund Operating Expenses                     %                     %

 Small Cap Value Portfolio (AAL Portfolio) / Thrivent Partner Small Cap Value Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses             Small Cap Value      Thrivent Partner Small
  (Expenses that are deducted from Fund              Portfolio         Stock Value Portfolio
  Assets)
    Advisory Fees                                      0.80%                   0.80%
    Other Expenses*                                        %                       %
    Total Annual Fund Operating Expenses                   %                       %
    Expenses Reimbursement**                               %                       %
    Net Operating Expenses                                 %                       %

Small Cap Index Portfolio (AAL Portfolio) / Thrivent Small Cap Index Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses             Small Cap Index        Thrivent Small Cap
  (Expenses that are deducted from Fund              Portfolio            Index Portfolio
  Assets)
    Advisory Fees                                      0.34%                   0.34%
    Other Expenses*                                        %                       %
    Total Annual Fund Operating Expenses                   %                       %

  Mid Cap Stock Portfolio (AAL Portfolio) / Thrivent Mid Cap Stock Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses              Mid Cap Stock       Thrivent Mid Cap Stock
  (Expenses that are deducted from Fund              Portfolio               Portfolio
  Assets)
    Advisory Fees                                      0.70%                   0.70%
    Other Expenses*                                        %                       %
    Total Annual Fund Operating Expenses
    Expense Reimbursement**
    Net Operating Expenses                                 %                       %

  Mid Cap Index Portfolio (AAL Portfolio) / Thrivent Mid Cap Index Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses              Mid Cap Index       Thrivent Mid Cap Index
  (Expenses that are deducted from Fund              Portfolio               Portfolio
  Assets)
    Advisory Fees                                      0.35%                   0.35%
    Other Expenses*                                        %                       %
    Total Annual Fund Operating Expenses                   %                       %

 Capital Growth Portfolio (AAL Portfolio) / Thrivent Large Cap Stock Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses             Capital Growth         Thrivent Large Cap
  (Expenses that are deducted from Fund              Portfolio            Stock Portfolio
  Assets)
    Advisory Fees                                      0.65%                   0.65%
    Other Expenses*                                        %                       %
    Total Annual Fund Operating Expenses                   %                       %

   Large Company Index Portfolio (AAL Portfolio) / Thrivent Large Cap Index Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses           Large Company Index      Thrivent Large Cap
  (Expenses that are deducted from Fund              Portfolio            Index Portfolio
  Assets)
    Advisory Fees                                      0.32%                   0.32%
    Other Expenses*                                        %                       %
    Total Annual Fund Operating Expenses                   %                       %

Real Estate Securities Portfolio (AAL Portfolio) / Thrivent Real Estate Securities Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses               Real Estate         Thrivent Real Estate
  (Expenses that are deducted from Fund        Securities Portfolio     SecuritiesPortfolio
  Assets)
    Advisory Fees                                      0.80%                   0.80%
    Other Expenses*                                        %                       %
    Total Annual Fund Operating Expenses                   %                       %
    Expenses Reimbursement**                               %                       %
    Net Operating Expenses                                 %                       %

  Balanced Portfolio (AAL Portfolio) / Thrivent Balanced Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses                Balanced            Thrivent Balanced
  (Expenses that are deducted from Fund              Portfolio                Portfolio
  Assets)
    Advisory Fees                                      0.32%                   0.32%
    Other Expenses*                                        %                       %
    Total Annual Fund Operating Expenses                   %                       %

   High Yield Bond Portfolio (AAL Portfolio) / Thrivent Partner High Yield Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses             High Yield Bond      Thrivent Partner High
  (Expenses that are deducted from Fund              Portfolio            Yield Portfolio
  Assets)
    Advisory Fees                                      0.40%                   0.40%
    Other Expenses*                                        %                       %
    Total Annual Fund Operating Expenses                   %                       %

Bond Index Portfolio (AAL Portfolio) / Thrivent Bond Index Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses               Bond Index          Thrivent Bond Index
  (Expenses that are deducted from Fund              Portfolio               Portfolio
  Assets)
    Advisory Fees                                      0.26%                   0.26%
    Other Expenses*                                        %                       %
    Total Annual Fund Operating Expenses                   %                       %

 Mortgage Securities Portfolio (AAL Portfolio) / Thrivent Mortgage Securities Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses           Mortgage Securities      Thrivent Mortgage
  (Expenses that are deducted from Fund              Portfolio          Securities Portfolio
  Assets)
    Advisory Fees                                      0.50%                   0.50%
    Other Expenses*                                        %                       %
    Total Annual Fund Operating Expenses                   %                       %
    Expenses Reimbursement**                               %                       %
    Net Operating Expenses                                 %                       %

*   The expense tables have been restated to reflect the effects of elimination of expenses reimbursements for some portfolios and an administrative fee, which went into effect January 1, 2004, of 0.02% for each AAL Portfolio and 0.03% for each Thrivent Portfolio.

**    Thrivent Financial is contractually obligated to reimburse certain expenses to the Portfolio through at least December 31, 2004.

Examples

The following examples are intended to help you compare the cost of investing in the AAL Portfolio whose shares you currently own with the cost of investing in the Thrivent Portfolio into which your AAL Portfolio will be reorganized if the proposed Reorganization is approved. The examples are based on the expense tables above, without taking into account any fee waivers or reimbursements pursuant to arrangements with the investment adviser.

The examples assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. Each example assumes your investment has a 5% return each year, the Portfolio's operating expenses remain the same, and you reinvest all dividends and distributions. If the fees and expenses of your variable contract were included, the costs shown below would be higher. The examples should not be considered as representative of past or future expenses or rates of return, and your actual costs may be higher or lower than those shown.

International Portfolio (AAL Portfolio) /World Growth Portfolio (Existing Thrivent Portfolio)

                                        World Growth
                  International          Portfolio             Pro Forma
                    Portfolio       (Existing Thrivent        World Growth
                 (AAL Portfolio)         Portfolio             Portfolio
                 ---------------    ------------------        -------------
1 Year         $                    $                     $
3 Years        $                    $                     $
5 Years        $                    $                     $
10 Years       $                    $                     $

   Technology Stock Portfolio (AAL Portfolio) / Thrivent Partner Technology Portfolio (New Thrivent Portfolio)

                Technology Stock     Pro Forma Thrivent
                    Portfolio       Partner Technology
                 (AAL Portfolio)         Portfolio
                ----------------    -------------------
1 Year         $                    $
3 Years        $                    $
5 Years        $                    $
10 Years       $                    $

Small Cap Stock Portfolio (AAL Portfolio) / Thrivent Small Cap Stock Portfolio (New Thrivent Portfolio)

                 Small Cap Stock     Pro Forma Thrivent
                    Portfolio         Small Cap Stock
                 (AAL Portfolio)         Portfolio
                 ---------------     ------------------
1 Year         $                    $
3 Years        $                    $
5 Years        $                    $
10 Years       $                    $

 Small Cap Value Portfolio (AAL Portfolio) / Thrivent Partner Small Cap Value Portfolio (New Thrivent Portfolio)

                 Small Cap Value     Pro Forma Thrivent
                    Portfolio        Partner Small Cap
                 (AAL Portfolio)      Value Portfolio
                 ---------------     -----------------
1 Year         $                    $
3 Years        $                    $
5 Years        $                    $
10 Years       $                    $

Small Cap Index Portfolio (AAL Portfolio) / Thrivent Small Cap Index Portfolio (New Thrivent Portfolio)

                 Small Cap Index     Pro Forma Thrivent
                    Portfolio         Small Cap Index
                 (AAL Portfolio)         Portfolio
                 ---------------     -------------------
1 Year         $                    $
3 Years        $                    $
5 Years        $                    $
10 Years       $                    $

  Mid Cap Stock Portfolio (AAL Portfolio) / Thrivent Mid Cap Stock Portfolio (New Thrivent Portfolio)

                  Mid Cap Stock      Pro Forma Thrivent
                    Portfolio          Mid Cap Stock
                 (AAL Portfolio)         Portfolio
                 ---------------     -------------------
1 Year         $                    $
3 Years        $                    $
5 Years        $                    $
10 Years       $                    $

  Mid Cap Index Portfolio (AAL Portfolio) / Thrivent Mid Cap Index Portfolio (New Thrivent Portfolio)

                  Mid Cap Index      Pro Forma Thrivent
                    Portfolio          Mid Cap Index
                 (AAL Portfolio)         Portfolio
                 ---------------     -------------------
1 Year         $                    $
3 Years        $                    $
5 Years        $                    $
10 Years       $                    $

 Capital Growth Portfolio (AAL Portfolio) / Thrivent Large Cap Stock Portfolio (New Thrivent Portfolio)

                 Capital Growth      Pro Forma Thrivent
                    Portfolio         Large Cap Stock
                 (AAL Portfolio)         Portfolio
                 ---------------     -------------------
1 Year         $                    $
3 Years        $                    $
5 Years        $                    $
10 Years       $                    $

   Large Company Index Portfolio (AAL Portfolio) / Thrivent Large Cap Index Portfolio (New Thrivent Portfolio)

                  Large Company      Pro Forma Thrivent
                 Index Portfolio    Large Company Index
                 (AAL Portfolio)         Portfolio
                 ---------------     -------------------
1 Year         $                    $
3 Years        $                    $
5 Years        $                    $
10 Years       $                    $

Real Estate Securities Portfolio (AAL Portfolio) / Thrivent Real Estate Securities Portfolio (New Thrivent Portfolio)

                   Real Estate
                   Securities        Pro Forma Thrivent
                    Portfolio           Real Estate
                 (AAL Portfolio)    Securities Portfolio
                 ---------------     -------------------
1 Year         $                    $
3 Years        $                    $
5 Years        $                    $
10 Years       $                    $

  Balanced Portfolio (AAL Portfolio) / Thrivent Balanced Portfolio (New Thrivent Portfolio)

               Balanced Portfolio    Pro Forma Thrivent
                 (AAL Portfolio)     Balanced Portfolio
                 ---------------     -------------------
1 Year         $                    $
3 Years        $                    $
5 Years        $                    $
10 Years       $                    $

   High Yield Bond Portfolio (AAL Portfolio) / Thrivent Partner High Yield Portfolio (New Thrivent Portfolio)

                 High Yield Bond     Pro Forma Thrivent
                    Portfolio        Partner High Yield
                 (AAL Portfolio)         Portfolio
                 ---------------     -------------------
1 Year         $                    $
3 Years        $                    $
5 Years        $                    $
10 Years       $                    $

Bond Index Portfolio (AAL Portfolio) / Thrivent Bond Index Portfolio (New Thrivent Portfolio)

                   Bond Index
                    Portfolio        Pro Forma Thrivent
                 (AAL Portfolio)    Bond Index Portfolio
                 ---------------     -------------------
1 Year         $                    $
3 Years        $                    $
5 Years        $                    $
10 Years       $                    $

 Mortgage Securities Portfolio (AAL Portfolio) / Thrivent Mortgage Securities Portfolio (New Thrivent Portfolio)

                    Mortgage
                   Securities        Pro Forma Thrivent
                    Portfolio       Mortgage Securities
                 (AAL Portfolio)         Portfolio
                 ---------------     -------------------
1 Year         $                    $
3 Years        $                    $
5 Years        $                    $
10 Years       $                    $

Comparison of Investment Performance of International Portfolio and World Growth Portfolio

The average annual total return for the International Portfolio and the World Growth Portfolio for certain periods is set forth in the chart below.

                                 Average Annual Total Return
                                   As of December 31, 2003

                                                                                       Since
                                        1 year        3 years        5 years       March 2, 1998*

International Portfolio                   %               %              %               %
World Growth Portfolio                    %               %              %               %

*    The inception of the International Portfolio

No investment information is shown for the New Thrivent Portfolios because they will not commence operations or have any assets or liabilities prior to the completion of the Reorganizations.

COMPARISON OF PRINCIPAL INVESTMENT RISKS

Investments in the Thrivent Portfolios are each subject to certain principal risks that are identical to the risks associated with their corresponding AAL Portfolios. The table below identifies the principal risks associated with each Thrivent Portfolio and its corresponding AAL Portfolio. The text immediately following the table explains each of the identified risks in detail.

   --------------------------------------------- -------------------------------------------
     Thrivent Portfolio and Corresponding AAL
                    Portfolio                                 Principal Risks
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   World Growth Portfolio                        Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   International Portfolio                       Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Liquidity Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Foreign Securities Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Emerging Markets Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Loss of Principal
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------

   Thrivent Partner Technology Portfolio         Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   Technology Stock Portfolio                    Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Technology Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Industry Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Loss of Principal
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------

   Thrivent Partner Small Cap Value Portfolio    Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   Small Cap Value Portfolio                     Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Liquidity Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Small Cap Company Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Value Investing Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Loss of Principal
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------

   Thrivent Small Cap Stock Portfolio            Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   Small Cap Stock Portfolio                     Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Liquidity Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Small Cap Company Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Loss of Principal
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------

   Thrivent Small Cap Index Portfolio            Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   Small Cap Index Portfolio                     Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Liquidity Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Small Cap Company Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Loss of Principal
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------

   Thrivent Mid Cap Stock Portfolio              Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   Mid Cap Stock Portfolio                       Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Mid Cap Company Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Loss of Principal
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------

   Thrivent Mid Cap Index Portfolio              Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   Mid Cap Index Portfolio                       Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Mid Cap Company Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Loss of Principal
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------

   Thrivent Large Cap Stock Portfolio            Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   Capital Growth Portfolio                      Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Loss of Principal
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------

   Thrivent Large Cap Index Portfolio            Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   Large Company Index Portfolio                 Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Loss of Principal
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------

   Thrivent Real Estate Securities Portfolio     Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   Real Estate Securities Portfolio              Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Loss of Principal
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Interest Rate Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Real Estate Industry Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------

   Thrivent Balanced Portfolio                   Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   Balanced Portfolio                            Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Credit Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Interest Rate Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Loss of Principal
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------

   Thrivent Partner High Yield Portfolio         Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   High Yield Bond Portfolio                     Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Credit Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Interest Rate Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Liquidity Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Loss of Principal
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------

   Thrivent Bond Index Portfolio                 Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   Bond Index Portfolio                          Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Credit Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Interest Rate Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------

   Thrivent Mortgage Securities Portfolio        Market Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
   Mortgage Securities Portfolio                 Financial Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Inflation Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Volatility Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Credit Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Interest Rate Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Pre-payment Risk
   --------------------------------------------- -------------------------------------------
   --------------------------------------------- -------------------------------------------
                                                 Derviative Risk
   --------------------------------------------- -------------------------------------------

Market Risk. Market risk is the possibility that stock or bond prices overall will decline. Over time, markets generally tend to move in cycles characterized by periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of each Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by its benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include the following: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Inflation Risk. Inflation risk is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a currency, thus causing the purchasing power not to keep pace with inflation.

Volatility Risk. Volatility risk in the risk that certain types of securities shift in and out of favor depending on market and economic conditions and investor sentiment. A Portfolio may perform differently than other Portfolios that employ a different style (like growth versus value) or consist of a certain category of securities (like small-capitalization stocks versus large-capitalization stocks). Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of a portfolio's shares may fluctuate significantly in the short term.

Liquidity Risk. Liquidity risk is a measure of the ease with which a security can be sold relatively quickly for a price that most closely reflects the actual value of the security. Certain types of securities (foreign and small cap stocks and high yield bonds) may have a less liquid resale market. As a result, a Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk. Foreign securities risk exists when the Fund invests in foreign securities, which are generally riskier than U.S. securities. Political, social and economic events as well as natural disasters may all impact a country's economy and cause investments in issuers located in that country to decline in value. Developing countries are much more sensitive to any such event. Additionally, foreign securities are often paid for in currencies of foreign countries, thereby subjecting the Fund to currency exchange rate fluctuations. This means that the value of securities could increase or decrease due to variations in the relative value or buying power of U.S. and foreign currencies.

Emerging Markets Risk. Emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Loss of Principal. The success of each Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests. Shares of each Portfolio will rise and fall in value and there is a risk that you could lose money by investing in either Portfolio. The Portfolios' investment adviser cannot be certain that it will achieve its goal.

Technology Risk. Technology risk includes the acceptance of new technologies by consumers or business, rapid obsolescence and short product cycles.

Interest Rate Risk. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This may cause the value of securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. This effect is generally more pronounced for high dividend paying stock, fixed rate bonds, mortgage-backed securities and asset-backed securities.

Real Estate Industry Risk. Real estate industry risk is the risk that changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. Since the Portfolio concentrates its assets in the real estate industry, your investment in the Portfolio will be closely tied to the performance of the real estate markets.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Prepayment Risk. Prepayment risk is the risk that an issuer of a debt security may repay principal prior to the maturity of a security, which can affect the return on investment and yield of mortgage-backed and asset-backed securities. Falling interest rates prompt homeowners to refinance their mortgages. The proceeds from these prepayments may have to be invested at lower interest rates, causing the Portfolio to experience a decline in income, as well as losing the opportunity for additional price appreciation associated with falling rates.

Derivative Risk. Derivative risk is the risk that the Portfolio invests in securities that may be considered to be derivative securities. The value of the derivative security is dependent upon the performance of underlying assets. If the assets do not perform well, the value of the derivative security, and consequently the Portfolio, may decline.

Small Cap Company Risk. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuation) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Mid Cap Company Risk. The mid-sized companies the portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Industry Risk. Industry risk is the possibility that a group of stocks in a particular industry will decline in price due to developments in that industry.

Value Investing Risk. Value investing risk is that the market may never recognize the intrinsic value of a stock and stock judged to be undervalued might actually be appropriately priced.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

The investment objectives and strategies of each of the New Thrivent Portfolios are identical to those of the corresponding AAL Portfolio. Each New Thrivent Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the corresponding AAL Portfolio. The investment objectives and strategies of the International Portfolio are substantially similar to the investment objective and strategies of the World Growth Portfolio. In addition to the investment objectives and strategies described below, the AAL Portfolios and the Thrivent Portfolios are subject to certain additional investment policies and limitations. These policies and limitations are described in the Prospectuses and Statements of Additional Information of the AAL Portfolios and the Thrivent Portfolios, which are incorporated into this proxy statement and prospectus by reference. Additional investment policies and limitations may differ and are described in the Statements of Additional Information. Please refer to Appendix E for a comparison of certain investment policies and limitations applicable to the AAL Portfolios and the Thrivent Portfolios.

The following compares and contrasts the investment objectives and strategies of each AAL Portfolio and its corresponding Thrivent Portfolio.

International Portfolio and Thrivent World Growth Portfolio

Investment Objectives

The International Portfolio of the AAL Series Fund seeks long-term capital growth by investing primarily in foreign stocks.

The World Growth Portfolio of the Thrivent Series Fund seeks to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

Investment Strategies

The International Portfolio and the World Growth Portfolio use substantially similar investment strategies. Under normal circumstances, the International Portfolio invests at least 65% of its total assets in foreign stocks and convertible foreign securities of at least three different countries. It focuses on stocks primarily trading in the United Kingdom, Western Europe, Australia, Far East, Latin America and Canada. Under normal circumstances, the World Growth Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of established non-U.S companies. While stocks may be purchased in the World Growth Portfolio without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized, companies. Each Portfolio may invest in both developed and emerging markets. Bottom-up stock selection is the focus of decision-making for both Portfolios.

Technology Stock Portfolio and Thrivent Partner Technology Portfolio

The investment objectives and strategies of the Thrivent Partner Technology Portfolio are identical to those of the Technology Stock Portfolio. The Thrivent Partner Technology Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the corresponding Technology Stock Portfolio.

Investment Objective

Like the Technology Stock Portfolio, the Thrivent Partner Technology Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, both the Technology Stock Portfolio and the Thrivent Partner Technology Portfolio invest at least 80% of their respective net assets (plus the amount of any borrowing for investment purposes) in technology stocks. Technology stocks include stocks issued by companies in the following industries: information technology, telecommunications services, computer and electronics retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media. The Portfolios' investment adviser, Thrivent Financial, focuses on equity securities of technology companies that have a strong potential for future growth. These companies typically provide little or no dividend. Should the investment adviser determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell. Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Technical analysis generally involves studying trends and movements in a security's price, trading volume and other market-related factors in an attempt to discern patterns.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to insure promising opportunities.

Small Cap Value Portfolio and Thrivent Partner Small Cap Value Portfolio

The investment objectives and strategies of the Thrivent Partner Small Cap Value Portfolio are identical to those of the Small Cap Value Portfolio. The Thrivent Small Cap Value Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the Small Cap Value Portfolio.

Investment Objective

Like the Small Cap Value Portfolio, the Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

Investment Strategies

Under normal circumstances, both the Small Cap Value Portfolio and the Thrivent Partner Small Cap Value Portfolio invest at least 80% of their respective net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. Thrivent Financial focuses mainly on the stocks of smaller companies with market capitalizations similar to those companies included in widely known indices such as the S&P Small Cap 600/Barra Value Index and the Russell 2000 Value Index. Although market capitalizations are constantly changing, the largest companies included in the Indexes have market capitalizations of approximately $1.5 billion and $2.3 billion, respectively, as of April 30, 2003. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Small companies tend to be less recognizable than companies listed in the S&P 500 Index or the S&P MidCap 400 Index. Due to certain market inefficiencies, Thrivent Financial believes properly selected small company stocks offer greater opportunities for long term capital growth.

The Portfolios ordinarily invest in equity securities of companies with prices that are significantly below their intrinsic value. Intrinsic value is determined by a company's ability to generate long term cash flow, maintain competitive position and other variables depending on a specific company's situation. A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. In addition to valuation, Thrivent Financial considers these factors, among others, in choosing companies:

  a stable or improving earnings record;
  sound finances;
  solid competitive position in a competitive industry;
  good management; and
  adequate company returns on investment.

Thrivent Financial considers these factors, among others, in choosing when to sell a stock:

  when the stock price reaches a value through appreciation that is reasonably more than the intrinsic value of the business; or
  if the fundamentals of the business change, or the investment adviser's analysis of the business change, and the investment adviser believes the intrinsic value of the business is less than the stock price.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell. Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Small Cap Stock Portfolio and Thrivent Small Cap Stock Portfolio

The investment objectives and strategies of the Thrivent Small Cap Stock Portfolio are identical to those of the Small Cap Stock Portfolio. The Thrivent Small Cap Stock Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the Small Cap Stock Portfolio.

Investment Objective

Like the Small Cap Stock Portfolio, the Thrivent Small Cap Stock Portfolio seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Investment Strategies

Under normal circumstances, both the Small Cap Stock Portfolio and the Thrivent Small Cap Stock Portfolio invest at least 80% of their respective net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. Thrivent Financial focuses mainly in the stocks of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index and the Russell 2000 Index. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to of such a change. Small companies tend to be less recognizable than companies listed in the S&P 500 Index or the S&P MidCap 400 Index.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell. Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Thrivent Financial looks for small companies (including companies initially offering stock to the public) that, in its opinion:

  are in the early stages of development or positioned in new and emerging industries;
  have an opportunity for rapid growth;
  have capable management; and
  are financially sound.

Due to certain market inefficiencies, Thrivent Financial believes that properly selected small company stocks offer greater opportunities for long-term capital growth.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Small Cap Index Portfolio and Thrivent Small Cap Index Portfolio

The investment objectives and strategies of the Thrivent Small Cap Index Portfolio are identical to those of the Small Cap Index Portfolio. The Thrivent Small Cap Index Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the Small Cap Index Portfolio.

Investment Objective

Like the Small Cap Index Portfolio, the Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index, by investing primarily in common stocks of the Index.

Investment Strategies

Under normal circumstances, both the Small Cap Index Portfolio and the Thrivent Small Cap Index Portfolio invest in all of the small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. These are passively managed Portfolios, which means that Thrivent Financial does not choose the securities that make up the Portfolios. When changes to the Index occur, Thrivent Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time.

For liquidity reasons, Thrivent Financial may invest, to some degree, in money market instruments.

Small company stocks are considerably more risky than large company stocks since small companies are less mature and do not have access to financial resources that a large company would have. While the risks are greater, so is the potential for reward.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Mid Cap Stock Portfolio and Thrivent Mid Cap Stock Portfolio

The investment objectives and strategies of the Thrivent Mid Cap Stock Portfolio are identical to those of the Mid Cap Stock Portfolio. The Thrivent Mid Cap Stock Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the Mid Cap Stock Portfolio.

Investment Objective

Like the Mid Cap Stock Portfolio, the Thrivent Mid Cap Stock Portfolio seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

Investment Strategies

Under normal circumstances, both the Mid Cap Stock Portfolio and the Thrivent Mid Cap Stock Portfolio invest at least 80% of their respective net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. Thrivent Financial focuses mainly on the stocks of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the S&PMidCap 400 Index and the Russell MidCap Index. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell. Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Thrivent Financial looks for mid-sized companies (including companies initially offering stock to the public) that, in its opinion:

  have prospects for growth in their sales and earnings;
  are in an industry with a good economic outlook;
  have high-quality management; and
  have a strong financial position.

Thrivent Financial usually picks companies in the middle stages of their development. These companies tend to have established a record of profitability and possess a new technology, unique product or market niche.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Mid Cap Index Portfolio and Thrivent Mid Cap Index Portfolio

The investment objectives and strategies of the Thrivent Mid Cap Index Portfolio are identical to those of the Mid Cap Index Portfolio. The Thrivent Mid Cap Index Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the Mid Cap Index Portfolio.

Investment Objective

Like the Mid Cap Index Portfolio, the Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

Investment Strategies

Under normal circumstances, both the Mid Cap Index Portfolio and the Thrivent Mid Cap Index Portfolio invest in all of the mid-sized company stocks included in the S&P MidCap 400 Index. These are passively managed Portfolios, which means that Thrivent Financial does not choose the securities that make up the Portfolio. When changes to the Index occur Thrivent Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time.

For liquidity reasons, the Portfolio may invest, to some degree, in money market instruments.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Capital Growth Portfolio and Thrivent Large Cap Stock Portfolio

The investment objectives and strategies of the Thrivent Large Cap Stock Portfolio are identical to those of the Capital Growth Portfolio. The Thrivent Large Cap Stock Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the Capital Growth Portfolio.

Investment Objective

Like the Capital Growth Portfolio, the Thrivent Large Cap Stock Portfolio seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, both the Capital Growth Portfolio and the Thrivent Large Cap Stock Portfolio invest at least 65% of their respective total assets in common stocks, not including convertible securities. Thrivent Financial, the investment adviser, focuses on dividend-paying stocks of companies with earnings growth per share that are higher than stocks included in the S&P 500 Index. Thrivent Financial looks for good corporate fundamentals by examining a company's quality, operating growth predictability and financial strength. The Portfolio focuses on larger companies, although it may invest across all market capitalizations and across all industries and sectors. The Portfolio does not invest in bonds for capital growth or for long time periods.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell. Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns. The Portfolio may sell a security when a company no longer demonstrates its ability to perform according to the investment advisers expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Portfolio.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Large Company Index Portfolio and Thrivent Large Cap Index Portfolio

The investment objectives and strategies of the Thrivent Large Cap Index Portfolio are identical to those of the Large Cap Index Portfolio. The Thrivent Large Cap Index Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the Large Cap Index Portfolio.

Investment Objective

Like the Large Cap Index Portfolio, the Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

Investment Strategies

Under normal circumstances, both the Large Cap Index Portfolio and the Thrivent Large Cap Index Portfolio strive to invest in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. These are passively managed Portfolios, which means that Thrivent Financial does not choose the securities that make up the Portfolio. When changes to the Index occur, Thrivent Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Real Estate Securities Portfolio and Thrivent Real Estate Securities Portfolio

The investment objectives and strategies of the Thrivent Real Estate Securities Portfolio are identical to those of the Real Estate Securities Portfolio. The Thrivent Real Estate Securities Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the Real Estate Securities Portfolio.

Investment Objective

Like the Real Estate Securities Portfolio, the Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

Investment Strategies

Under normal circumstances, both the Real Estate Securities Portfolio and the Thrivent Real Estate Securities Portfolio invest at least 80% of their respective total assets in income producing common stocks and other equity securities (which may include convertible securities) of companies that are primarily engaged in the U.S. real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate - or has at least 50% of its assets in real estate. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial may sell securities, for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Balanced Portfolio and Thrivent Balanced Portfolio

The investment objectives and strategies of the Thrivent Balanced Portfolio are identical to those of the Balanced Portfolio. The Thrivent Balanced Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the Balanced Portfolio.

Investment Objective

Both the Balanced Portfolio and the Thrivent Balanced Portfolio seek long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Investment Strategy

The Balanced Portfolio incorporates the strategies of the Large Cap Index Portfolio and the Bond Index Portfolio. The Thrivent Balanced Portfolio incorporates the strategies of the Thrivent Large Cap Index Portfolio and the Thrivent Bond Index Portfolios. For debt securities, each Portfolio generally selects securities from the same pool of securities that make up the respective Bond Portfolio. However, some debt securities may not be the same. Thrivent Financial, the investment adviser will select them in accordance with Bond Portfolio's strategy.

Thrivent Financial establishes the Portfolio's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and considers the variability of the anticipated returns based on historical results as well as expected risks and returns. Since stock and bond markets generally tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the Portfolio is more diversified and is subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Portfolio tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the investment adviser may increase the Portfolio's weighting in one or both of the other asset classes. Despite the investment adviser's attempts to ease the effect of any market downturn, you may still lose money. The Portfolio invests in the following three asset classes within the ranges given:

                                             Minimum            Maximum
         Common Stocks                         35%                75%
         Debt Securities                       25%                50%
         Money Market Instruments              0%                 40%

As of December 31, 2003, the investments in the asset classes were as follows:

                                                     Percent of Total
         Common Stocks                                      %
         Debt Securities                                    %
         Money Market Instruments                           %
         Total                                             100%

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

High Yield Bond Portfolio and Thrivent Partner High Yield Portfolio

The investment objectives and strategies of the Thrivent Partner High Yield Portfolio are identical to those of the High Yield Bond Portfolio. The Thrivent Partner High Yield Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the High Yield Bond Portfolio.

Investment Objective

Like the High Yield Bond Portfolio, the Thrivent Partner High Yield Portfolio seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds." The Portfolio actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

Investment Strategies

Under normal circumstances, both the High Yield Bond Portfolio and the Thrivent Partner High Yield Portfolio invest at least 80% of their respective net assets (plus the amount of any borrowing for investment purposes) in high-yield fixed income instruments (high-yielding, higher-risk corporate bonds) with medium- to lower-range credit quality ratings. Should the Portfolios' investment subadviser, Pacific Investment Management Company LLC ("PIMCO"), determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change. The Portfolio may invest up to 20% of its net assets in bonds of foreign issuers. A foreign issuer is a company domiciled in a country other than the U.S.

The Portfolio may invest the remainder of the Portfolio's assets in cash, short-term money market instruments, and investment-grade fixed-income instruments. PIMCO does not have restrictions on the credit quality of the securities in the Fund. PIMCO attempts to identify those issuers of high-yield, high-risk bonds whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. However, PIMCO does not have restrictions on the rating level of the securities in the Portfolio and may purchase and hold securities in default.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Bond Index Portfolio and Thrivent Bond Index Portfolio

The investment objectives and strategies of the Thrivent Bond Index Portfolio are identical to those of the Bond Index Portfolio. The Thrivent Bond Index Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the Bond Index Portfolio.

Investment Objective

Like the Bond Index Portfolio, the Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the index.

Investment Strategies

Under normal circumstances, both the Bond Index Portfolio and the Thrivent Bond Index Portfolio strive to invest in a representative sample of fixed-income and mortgage-backed securities included in the Lehman Aggregate Bond Index. Thrivent Financial does not invest in all of the issues that make up the index but select from issuers with the index. Therefore, it expects the investment performance of this Portfolio to approximate the performance of the index over time. Thrivent Financial includes only those issues that:

  are of investment-grade quality;
  have a fixed rate;
  are publicly issued;
  have at least $150 million par outstanding;
  are dollar-denominated and nonconvertible; and
  have a maturity of more than one year.

Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, it will provide you with at least 60 days notice of such change. For liquidity reasons, we may invest, to some degree, in money market instruments. Although we try to match the performance of the Lehman Aggregate Bond Index, many factors can cause the Portfolio not to meet its objective. We invest in six general classes of investment grade, fixed-income securities including:

  U.S. Treasury securities
  corporate bonds
  commercial mortgage-backed securities
  government agency securities
  mortgage-backed securities, and
  asset-backed securities.

As December 31, 2003, these four classes represented the following proportions of the Portfolio's long-term market value:

                                           Percent of Total
U.S. Treasury & Government Agency                 %
Corporate                                         %
Other Government                                  %
Asset-Backed                                      %
                                               ----
Total                                          100%

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Mortgage Securities Portfolio and Thrivent Mortgage Securities Portfolio

The investment objectives and strategies of the Thrivent Mortgage Securities Portfolio are identical to those of the Mortgage Securities Portfolio. The Thrivent Mortgage Securities Portfolio was organized in connection with this Reorganization solely for the purpose of continuing the business of the Mortgage Securities Portfolio.

Investment Objective

Like the Mortgage Securities Portfolio, the Thrivent Mortgage Securities Portfolio seeks a combination of current income and long-term capital appreciation by investing primarily in a diversified Portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Investment Strategies

Under normal circumstances, both the Mortgage Securities Portfolio and the Thrivent Mortgage Securities Portfolio invest at least 80% of their respective net assets in mortgage-related securities. The primary focus is investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans. These securities include mortgage-backed securities issued and guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Portfolio may also invest in fixed and floating rate asset-backed securities, commercial mortgage-backed securities (CMBS) and other mortgage backed securities including, but not limited to, collateralized mortgage obligations (CMOs) interest only bonds (IOs) and principal only bonds (POs) and adjustable rate mortgages (ARMs), as well as in other mortgage-related asset-backed securities. In addition, the Portfolio may invest in certain non-mortgage related debt securities, including U.S. Government securities, municipal securities and corporate debt securities. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, it will provide you with at least 60 days notice of such change.

At least 80% of the Portfolio's assets will be invested in securities rated within the three highest rating categories assigned by at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

COMPARISON OF OPERATIONS

Investment Adviser

Thrivent Financial currently serves as investment adviser and provides investment research and supervision for each of the AAL Portfolios and the Thrivent Portfolios. Following the completion of the Reorganizations, Thrivent Financial will serve as investment adviser for each of the Thrivent Portfolios. Thrivent Financial's corporate office is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. As of December 31, 2003, Thrivent Financial and its affiliates had approximately $____ billion in assets under management.

Portfolio Management

The individuals who are primarily responsible for the day-to-day management of the following AAL Portfolios will be responsible for the day-to-day management of the corresponding Thrivent Portfolios. Their business experience is described below.

Technology Stock Portfolio

Brian J. Flanagan, CFA and James A. Grossman serve as portfolio co-managers of the Technology Stock Fund.

Mr. Flanagan has served as a portfolio manager of the Technology Stock Portfolio since its inception in 2001. Mr. Flanagan has been with Thrivent Financial since 1996.

Mr. Grossman has served as a portfolio manager of the Technology Stock Portfolio since its inception in 2001. Mr. Grossman has been with Thrivent Financial since 1996.

Small Cap Stock Portfolio

Kevin A. Schmitting, CFA and Christopher J. Serra, CFA serve as portfolio co-managers of the Small Cap Stock Portfolio.

Mr. Schmitting has served as the portfolio manager of the Small Cap Stock Portfolio since its inception in 2001. Mr. Schmitting has been with Thrivent Financial since 1995.

Mr. Serra has served as the portfolio manager of the Small Cap Stock Portfolio since November 2003. Mr. Serra has been with Thrivent Financial since 1998, and he has served as a portfolio manager since 1999.

If the proposed Reorganization is approved, Mr. Schmitting and Mr. Serra will serve as portfolio co-managers of the Thrivent Small Cap Stock Portfolio, the New Thrivent Portfolio organized to continue the business of the corresponding AAL Portfolio.

Small Cap Value Portfolio

Christopher J. Serra, CFA, has served as portfolio manager of the Small Cap Value Portfolio since its inception in April 2003. Mr. Serra has been with Thrivent Financial since 1998, and he has served as a portfolio manager since 1999.

Small Cap Index Portfolio

Kevin R. Brimmer, FSA, has served as portfolio manager of the Small Cap Index Portfolio since 2002. Previously, he was responsible for overseeing Thrivent Financial's general account assets. Mr. Brimmer has been with Thrivent Financial since 1985.

If the proposed Reorganization is approved, Mr. Brimmer will serve as portfolio manager of the Thrivent Small Cap Index Portfolio, the New Thrivent Portfolio organized to continue the business of the corresponding AAL Portfolio.

Mid Cap Stock Portfolio

Michael R. Hochholzer, CFA, has served as portfolio manager of the Mid Cap Stock Portfolio since its inception in 2001. He has been with Thrivent Financial since 1989 and has serviced as a portfolio manager since 1997.

If the proposed Reorganization is approved, Mr. Hochholzer will serve as portfolio manager of the Thrivent Mid Cap Stock Portfolio, the New Thrivent Portfolio organized to continue the business of the corresponding AAL Portfolio.

Mid Cap Index Portfolio

Kevin R. Brimmer, FSA, has served as portfolio manager of the Mid Cap Index Portfolio since 2002. Previously, he was responsible for overseeing Thrivent Financial's general account assets. Mr. Brimmer has been with Thrivent Financial since 1985.

If the proposed Reorganization is approved, Mr. Brimmer will serve as portfolio manager of the Thrivent Mid Cap Index Portfolio, the New Thrivent Portfolio organized to continue the business of the corresponding AAL Portfolio.

Capital Growth Portfolio

Frederick L. Plautz has served as portfolio manger of the Capital Growth Portfolio since its inception in 2001. Mr. Plautz has served as portfolio manager at Thrivent Financial since 1995.

If the proposed Reorganization is approved, Mr. Plautz will serve as portfolio manager of the Thrivent Large Cap Stock Portfolio, the New Thrivent Portfolio organized to continue the business of the corresponding AAL Portfolio.

Large Company Index Portfolio

Kevin R. Brimmer, FSA, has served as portfolio manager of the Large Company Index Portfolio since 2002. Previously, he was responsible for overseeing Thrivent Financial's general account assets. Mr. Brimmer has been with Thrivent Financial since 1985.

If the proposed Reorganization is approved, Mr. Brimmer will serve as portfolio manager of the Thrivent Large Cap Index Portfolio, the New Thrivent Portfolio organized to continue the business of the corresponding AAL Portfolio.

Real Estate Securities Portfolio

Reginald L. Pfeifer has served as portfolio manager of the Real Estate Securities Portfolio since its inception on April 30, 2003. He was previously the Head of Fixed Income Investment for Thrivent Financial and its sponsored mutual funds. Mr. Pfeifer has been with Thrivent Financial since 1990.

If the proposed Reorganization is approved, Mr. Pfeifer will serve as portfolio manager of the Thrivent Real Estate Securities Portfolio, the New Thrivent Portfolio organized to continue the business of the corresponding AAL Portfolio.

Balanced Portfolio

Kevin R. Brimmer, FSA, and Steven H.C. Lee, FSA, serve as portfolio co-managers of the Balanced Portfolio.

Mr. Brimmer has served as portfolio manager of the Balanced Portfolio since 2002. Previously, he was responsible for overseeing Thrivent Financial's general account assets. Mr. Brimmer has been with Thrivent Financial since 1985.

Mr. Lee has served as portfolio manager of the Balanced Portfolio since 2002. Previously, Mr. Lee managed the asset-backed securities and investment-grade corporate bond portfolios in Thrivent Financial's general account. He has been with Thrivent Financial since 1985.

If the proposed Reorganization is approved, Mr. Brimmer and Mr. Lee will serve as portfolio co-managers of the Thrivent Balanced Portfolio, the New Thrivent Portfolio organized to continue the business of the corresponding AAL Portfolio.

High Yield Bond Portfolio

Thrivent Financial has engaged Pacific Investment Management Company LLC ("PIMCO"), located at 800 Newport Center Drive, Newport Beach, California 92660 to manage the assets of the High Yield Bond Portfolio. With assets under management of approximately $____ billion as of December 31, 2003, the company is one of the world's foremost bond fund managers. PIMCO oversees more than 120 funds in all. The company is part of Allianz Dresdner Asset Management of America L.P. (ADAM-LP), which is an indirect unit of Allianz AG, a European-based, multinational insurance and financial services holding company.

The portfolio manager primarily responsible for overseeing PIMCO's management of the High Yield Bond Portfolio since 2002 is Raymond G. Kennedy, CFA. Mr. Kennedy is a managing director, portfolio manager and senior member of the PIMCO investment strategy group. Mr. Kennedy joined PIMCO in 1996, having previously been associated with Prudential Insurance Company of America as a private placement asset manager. He has 15 years of investment experience.

If the proposed Reorganization is approved, PIMCO will serve as sub-adviser of the Thrivent Partner High Yield Portfolio, the New Thrivent Portfolio organized to continue the business of the corresponding AAL Portfolio.

Bond Index Portfolio

Steven H.C. Lee, FSA, has served as portfolio manager of the Bond Index Portfolio since 2002. Previously, Mr. Lee managed the asset-backed securities and investment-grade corporate bond portfolios in Thrivent Financial's general account. He has been with Thrivent Financial since 1985.

If the proposed Reorganization is approved, Mr. Lee will serve as portfolio manager of the Thrivent Bond Index Portfolio, the New Thrivent Portfolio organized to continue the business of the corresponding AAL Portfolio.

Mortgage Securities Portfolio

Gregory R. Anderson, CFA, CPA, and Scott A. Lalim serve as portfolio co-managers of the Mortgage Securities Portfolio.

Mr. Anderson has served as portfolio manager of the Portfolio since it commenced operations on April 30, 2003. He also manages the mortgage-backed securities portfolio of Thrivent Financial's general account. Mr. Anderson has been with Thrivent Financial since 1997.

Mr. Lalim has served as portfolio manager of the Portfolio since it commenced operation on April 30, 2003. He also manages the commercial mortgage-backed securities portfolio of Thrivent Financial's general account. Mr. Lalim has been with Thrivent Financial since 1976.

If the proposed Reorganization is approved, Mr. Anderson and Mr. Lalim will serve as portfolio co-managers of the Thrivent Mortgage Securities Portfolio, the New Thrivent Portfolio organized to continue the business of the corresponding AAL Portfolio.

International Portfolio and World Growth Portfolio Subadvisers

The assets of the International Portfolio are currently managed by Oechsle International Advisors, LLC ("Oechsle"), located at One International Place, Boston, Massachusetts 02110. Oechsle has served as investment subadviser to the International Portfolio since its inception in 1998. Oechsle is an independent money management organization founded in 1986 that specializes in international and global investments for institutional clients from its offices located in Boston, London, Frankfurt and Tokyo. It has assets under management of approximately $[__] billion as of December 31, 2003. The portfolio manager primarily responsible for overseeing Oechsle's management of the International Portfolio since its inception in 1998 is Kathleen Harris. Ms. Harris joined Oechsle as a portfolio manager in 1995 and has been a principal since 1997.

The assets of the World Growth Portfolio are managed by T. Rowe Price International, Inc. ("Price International"), an affiliate of T. Rowe Price Associates, Inc., located at 100 East Pratt Street, Baltimore, Maryland 21202. Price International has served as investment subadviser for the World Growth Portfolio since 2000. Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of approximately $[__] billion under management as of December 31, 2003 in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong and Buenos Aires. Price International has an investment advisory group that has day-to-day responsibility for managing the World Growth Portfolio and developing and executing the Portfolio's investment program.

If the proposed Reorganization is approved, Price International will continue to serve as subadviser of the World Growth Portfolio.

Manager of Managers

The shareholders of the Thrivent Portfolios, including the New Thrivent Portfolios, will meet on or about February 10, 2004, to consider a change in fundamental policy that permits the Board of Directors to authorize Thrivent Financial, as investment adviser, to enter into and amend subadvisory agreements without shareholder approval. The policy gives Thrivent Financial the authority, with approval of the Board of Directors of the Thrivent Series Fund, to hire, fire and change subadvisers and amend subadvisory agreements accordingly without shareholder approval. A fund operating under this structure is sometimes referred to as a "manager-of-managers fund".

The absence of a shareholder approval requirement eliminates the costly and time-consuming process of calling and conducting a shareholder meeting, preparing and distributing proxy materials and soliciting votes from shareholders for subadviser changes. The Board of Directors of the Thrivent Portfolios were persuaded that, in today's rapidly changing securities markets, it is in shareholders' best interests if the Board represents their interests in approving or rejecting recommendations made by Thrivent Financial regarding subadvisers. It will enable the Board to make more timely changes it deems appropriate with respect to the day-to-day management of a Portfolio's assets.

Thrivent Financial will engage in ongoing subadviser evaluations on both a quantitative and qualitative basis. Thrivent Financial will periodically gather and analyze performance information regarding each subadvised Portfolio. Thrivent Financial will also evaluate whether the subadviser's investment style is appropriate for the Portfolio. Thrivent Financial will report its findings on these matters to the Boards of Directors and make recommendations regarding subadvisers based on those findings.

On February 19, 2003, the Securities and Exchange Commission granted Thrivent Series Fund and Thrivent Financial an order exempting them from the federal securities law requirements to obtain approval of the appointment of unaffiliated subadvisers (the "Exemptive Order").

Under the Exemptive Order, Thrivent Series Fund and Thrivent Financial are subject to several conditions imposed by the SEC to ensure that the interests of a Portfolio's shareholders are adequately protected. For example, within 90 days of a change to a Portfolio's subadvisory arrangements, the Fund must provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would have been included in a proxy statement if shareholder approval had been required.

Thrivent Financial pays all subadvisory fees out of the advisory fees it receives from the subadvised Portfolio. There is no additional fee to the Portfolio. Thrivent Financial, directly or through subadvisers, also continues to provide the same level of management and administrative services to the Portfolio as it has always provided.

The Separate Accounts and Retirement Plans

Shares of the AAL Portfolios and the Thrivent Portfolios have substantially the same procedures for purchasing shares. Shares are currently sold, without sales charges, to:

  Separate accounts of Thrivent Financial and Thrivent Life that are used to fund variable contracts issued by Thrivent Financial and Thrivent Life; and

  Retirement plans sponsored by Thrivent Financial

The prospectus for each variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the AAL and Thrivent Portfolios. Participants in the retirement plans should consult retirement plan documents for information on how to invest in the AAL and Thrivent Portfolios.

The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable contracts or the participants in the retirement plans. Orders received before the close of the New York Stock Exchange ("NYSE") on a given day result in share purchases and redemptions at the net asset value ("NAV") calculated as of the close of the NYSE that day.

Tax Consequences

As a condition to each Reorganization, the AAL Series Fund and the Thrivent Series Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986 (the "Code"). Based on customary assumptions and representations, neither the International Portfolio nor the World Growth Portfolio nor the shareholders of the International Portfolio or World Growth Portfolio will recognize any gain or loss for federal income tax purposes.

The tax basis of the Thrivent Portfolio's shares received by shareholders of the corresponding AAL Portfolio will be the same as the tax basis of their shares in the AAL Portfolios.

The International Portfolio has capital loss carryovers of $________. After the Reorganization, the utilization by the World Growth Portfolio of (1) carryovers of pre-Reorganization capital losses realized by the International Portfolio and (2) capital losses it realized after the Reorganization that are attributable to the International Portfolio's built-in unrealized capital losses as of the closing date, will be subject to the limitation under the Code.

INFORMATION ABOUT THE REORGANIZATIONS

Background

Lutheran Brotherhood ("LB") merged with and into Aid Association for Lutherans ("AAL") on January 1, 2002, with AAL as the surviving entity (the "Merger"). AAL thereafter changed its name to Thrivent Financial for Lutherans.

Prior to the Merger, the AAL Series Fund and the LB Series Fund (together, the "Series Funds") provided the investment vehicle for variable life and annuity contracts issued by AAL and LB, respectively, and for their respective retirement plans. Following the Merger, all contracts are issued by Thrivent Financial, making the existence of two Series Funds unnecessary, more costly and burdensome.

In anticipation of the full consolidation of the Series Funds, the shareholders of the LB Series Fund will consider the following changes at a shareholder meeting scheduled for February 10, 2004:

  Election of directors to the Thrivent Series Fund, which includes the current independent directors of the AAL Series Fund. (Please refer to Appendix G to review information about the directors of Thrivent Series Fund.)

  Approval to amend the articles of incorporation of LB Series Fund, Inc. to change its name to Thrivent Series Fund, Inc.

  Amendment of certain investment restrictions of Thrivent Series Fund to standardize investment restrictions, promote operational efficiency and enhance the effective monitoring of compliance with such investment restrictions.

Three portfolios of the AAL Series Fund with similar investment objectives and the same portfolio managers as three portfolios of the LB Series Fund were previously consolidated in 2003. The International Portfolio was not consolidated with the World Growth Portfolio at that time because the two portfolios had different sub-advisers.

The balance of the portfolios in the AAL Series Fund do not have a counterpart in the LB Series Fund. The Board therefore approved the creation of the 13 New Thrivent Portfolios within LB Series Fund. Each New Thrivent Portfolio has the same investment objective as its AAL Series Fund corresponding portfolio.

International Portfolio is subadvised by Oechsle International Advisers, LLC, whereas the World Growth Portfolio is subadvised by T. Rowe Price International, Inc.

Information Received by the Board of Directors of the AAL Series Fund

In connection with its consideration of the proposed Reorganizations and their anticipated effects on the AAL Portfolios, the Board of Directors of the AAL Series Fund, including those directors who are not interested persons of Thrivent Financial or any of its affiliates (the "Independent Directors"), requested from Thrivent Financial and reviewed information to assist the Board in its evaluation, including:

  The terms of the proposed Reorganization Agreements;

  Material provisions of Maryland and Minnesota state corporate law affecting the rights and liabilities of shareholders and/or directors;

  The investment management structure for the AAL Portfolios and the Thrivent Portfolios;

  The investment objectives, strategies and fundamental investment restrictions of the AAL Portfolios and the Thrivent Portfolios;

  Information on the scope and cost of other services provided by Thrivent Financial and its affiliates to the AAL Portfolios, including administrative services provided by Thrivent Financial for which each Thrivent Portfolio will pay a fee at a per annum rate of 0.03% of net assets for administrative services beginning on January 1, 2004;

  Performance of the International Portfolio and the World Growth Portfolio against each other and against other funds in their Lipper Peer Group and relevant benchmarks;

  Analysis of the impact of the proposed Reorganization of each AAL Portfolio with its corresponding Thrivent Portfolio, including expense ratios;

  The manager-of-managers structure of the Thrivent Portfolios;

  Information regarding Price International, subadviser to the World Growth Portfolio; and

  In the case of the reorganization of the International Portfolio into the World Growth Portfolio, the correlation of underlying investments in the Portfolios.

Considerations by the Board of Directors of the AAL Series Fund

The Board of Directors of the AAL Series Fund believes that each proposed Reorganization is in the best interests of the affected AAL Portfolio and its shareholders. Further, the Board determined that the interests of the AAL Portfolio shareholders will not be diluted as a result of its Reorganizations. The Contracts Committee of the Board (consisting of the Independent Directors of the Board) considered factual matters and structural issues in connection with the transactions with the Thrivent Portfolios at meetings on August 26, 2003 and October 7 - 8, 2003. At these meetings, representatives of Thrivent Financial discussed the proposed Reorganizations with the Contracts Committee in general terms and in detail. In considering the proposed Reorganizations, the Contracts Committee was advised at all formal meetings by the AAL Series Funds' independent outside legal counsel.

The Contracts Committee met again in person on November 11 - 12, 2003, to receive additional information concerning the Reorganizations. At this meeting, representatives of Thrivent Financial reviewed the proposed Reorganizations and the related Reorganization Agreements in detail. These representatives also presented comparative performance and expense information for the AAL Portfolios and the Thrivent Portfolios. After reviewing the proposed Reorganizations and Reorganization Agreements, the Contracts Committee unanimously approved the Reorganizations. Thereafter, at an in person meeting on November 12, 2003, the Board (including all of the directors who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) unanimously approved the Reorganizations and Reorganization Agreements and recommended their approval by AAL Portfolio shareholders. In approving the Reorganization Agreements, the Board considered the following factors:

  The consolidation of the investment options for variable contracts issued by Thrivent Financial and Thrivent Life into a single investment company incorporating the Thrivent name offers the opportunity for operational efficiencies by simplifying administrative and regulatory burdens of the Portfolios, including by eliminating duplicative regulatory filings and duplicative fixed costs such as printing, mailing, accounting and audit fees, legal fees and shareholder meetings;

  The consolidation of the variable product portfolios sponsored by Thrivent Financial under a single investment company and board of directors will further streamline governance and oversight of the Portfolios;

  The rights of variable contract owners and retirement plan participants with respect to their investments in the Thrivent Portfolios will be unchanged;

  The Reorganizations will not result in the recognition of any gain or loss for federal income tax purposes by the AAL Portfolios, the Thrivent Portfolios or their shareholders;

  AAL Portfolio shareholders will receive shares in a corresponding Thrivent Portfolio having a total net asset value equal to the total net asset value of their AAL Portfolio shares as of the closing of the Reorganization;

  Thrivent Financial has committed to invest between $4 and $5 million to enhance the quality of its asset management capabilities, including hiring additional investment and administrative support professionals and making infrastructure investments to support investment research;

  The administrative fee for the Thrivent Portfolios, which is one basis point higher than the administrative fee for the AAL Portfolios, is fair and reasonable in light of the fees customarily paid to third parties for comparable services. The administrative fee for the Thrivent Portfolios is the same as that charged to Thrivent portfolios not involved in the Reorganizations.

  Thrivent Financial will be responsible for the payment of the expenses related to consummating each Reorganization. It will not be paid for out of the assets of the Portfolios.

In approving the Reorganization Agreement for each AAL Portfolio that will reorganize into a corresponding New Thrivent Portfolio, the Board considered the following additional factors:

  The investment objectives and strategies of each AAL Portfolio will be identical to the investment objectives and strategies of its corresponding New Thrivent Portfolio.

  The Reorganizations will enable variable contract holders and retirement plan participants investing in AAL Portfolios to continue their current investment programs without disruption;

In approving the Reorganization for the International Portfolio, the Board considered the following additional factors:

  The investment objective and strategies for the International Portfolio and the World Growth Portfolio are substantially similar.

  The total expense ratio of the merged Portfolio is projected to be lower than the current total expense ratio of the International Portfolio.

  The reorganization will result in the World Growth Portfolio having a larger asset base. This is expected to provide the World Growth Portfolio with potential benefits from greater portfolio diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than two separate smaller Portfolios. The Reorganization also offers opportunities to spread fixed costs over a larger asset base.

  The long-term performance of the World Growth Portfolio has been better than that of the International Portfolio.

The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

Description of the Reorganization Agreements and Plans of Reorganization

Each Reorganization Agreement provides that the AAL Portfolio will transfer all of its assets to the corresponding Thrivent Portfolio in exchange solely for the Thrivent Portfolio's shares to be distributed pro rata by the AAL Portfolio to its shareholders in complete liquidation of the AAL Portfolio, which is expected to occur on or about April 30, 2004. Each New Thrivent Portfolio will assume all of the liabilities of the corresponding AAL Portfolio as of the closing date. The World Growth Portfolio will assume the stated accrued and unpaid liabilities of the International Portfolio as of the closing date. The value of each AAL Portfolio's assets and liabilities to be acquired and assumed by the Thrivent Portfolio will be the value of those assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. EST) on the closing date. AAL Portfolio shareholders will become shareholders of the corresponding Thrivent Portfolio as of the Closing and will be entitled to the Thrivent Portfolio's next dividend distribution. AAL Portfolio shareholders will receive shares in the corresponding Thrivent Portfolio having a total net asset value equal to the total net asset value of their AAL Portfolio shares as of the closing date.

On or before the closing date, the International Portfolio will declare and pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders substantially all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the closing date.

Completion of each Reorganization is subject to the conditions set forth in the respective Reorganization Agreements. This includes receipt of a tax opinion in form and substance reasonably satisfactory to the AAL Series Fund and the Thrivent Series Fund, as described under the caption "Federal Income Tax Consequences" below. Each Reorganization Agreement may be terminated and the Reorganization may be abandoned at any time before or after approval by the AAL Portfolio shareholders prior to the closing date by either party if its board of directors determines that consummation of the Reorganization would not be in the best interests of shareholders of the relevant Portfolio. The completion of a Reorganization of an AAL Portfolio is not conditioned on the completion of the Reorganization of any other AAL Portfolio.

Under each Reorganization Agreement, Thrivent Financial will pay the expenses related to completing each Reorganization. Those expenses include, but are not limited to, accountants' fees, legal fees, registration fees, transfer taxes (if any), bank and transfer agent fees and the costs of preparing, printing, copying and mailing proxy solicitation materials to the AAL Portfolio shareholders and the costs of holding the Special Meeting.

By approving the proposed Reorganization Agreements, contract owners and retirement plan Trustees will be deemed to have approved a new advisory contract between Thrivent Financial and the Thrivent Series Fund that will be in place with respect to each New Thrivent Portfolio. The new advisory agreement will be substantially identical to the existing advisory agreement between Thrivent Financial and Thrivent Series Fund except as to its term.

If a Reorganization Agreement for an AAL Portfolio is not approved, the AAL Portfolio will continue to be operated as a portfolio of AAL Series Fund. The closing of each Reorganization is not conditioned on the closing of any other Reorganization.

This description of the Reorganization Agreements is qualified in its entirety by the terms and provisions of the Reorganization Agreements, a form of which is attached as Appendix A and incorporated into this proxy statement and prospectus by reference.

Description of Thrivent Portfolio Shares

Full and fractional shares of the Thrivent Portfolios will be issued in the Reorganizations without the imposition of a sales charge or other fee to the AAL Portfolio shareholders. Shares of the Thrivent Portfolios to be issued to AAL Portfolio shareholders under the Reorganization Agreements will be fully paid and non-assessable when issued and will have no preemptive or conversion rights.

The Thrivent Series Fund is organized as a Minnesota corporation and the AAL Series Fund is organized as a Maryland corporation. Except as noted below, the provisions of Minnesota law and the Articles of Incorporation (the "Thrivent Articles") and Bylaws (the "Thrivent Bylaw") of Thrivent Series Fund are substantially similar to those of Maryland law and the Articles of Incorporation (the "AAL Articles") and Bylaws (the "AAL Bylaw") of the AAL Series Fund. All of the Portfolios are subject to the 1940 Act.

The rights of shareholders of the AAL Portfolios may be diminished as follows:

  A Thrivent Portfolio may be terminated by the affirmative vote of the holders of a majority of the voting power of all shares entitled to vote. The AAL Portfolios requires approval by two-thirds of all the votes entitled to be cast on the matter.

  The Thrivent Bylaws may be amended by the Board of Directors. Amendment of the AAL Bylaws requires the affirmative vote of a majority of the holders of record of the outstanding shares entitled to vote.

Federal Income Tax Consequences

As a condition to each Reorganization, the AAL Series Fund and the Thrivent Series Fund will receive an opinion from counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

  The Reorganization will qualify as a "reorganization" under section 368(a)(1) of the Code, and the participating AAL Portfolio and Thrivent Portfolio involved therein each will be "a party to a reorganization" within the meaning of section 368(b) of the Code.

  The AAL Portfolio will recognize no gain or loss on the transfer of its assets to the Thrivent Portfolio in exchange for the Thrivent Portfolio's shares and the assumption by the Thrivent Portfolio of the assumed liabilities of the AAL Portfolio or on the subsequent distribution of those shares to the AAL Portfolio's shareholders in exchange for their AAL Portfolio shares.

  The Thrivent Portfolio will recognize no gain or loss on its receipt of those assets in exchange for its shares and the assumption by the Thrivent Portfolio of the assumed liabilities of the AAL Portfolio.

  The Thrivent Portfolio's basis in those assets will be the same as the AAL Portfolio's basis therein immediately before the Reorganization, and the Thrivent Portfolio's holding period for those assets will include the AAL Portfolio's holding period.

  An AAL Portfolio shareholder will recognize no gain or loss on the exchange of the shareholder's AAL Portfolio shares solely for Thrivent Portfolio shares in the Reorganization.

  An AAL Portfolio shareholder's aggregate basis in the Thrivent Portfolio shares received by the shareholder in the Reorganization will be the same as the aggregate basis in the shareholder's AAL Portfolio shares to be constructively surrendered in exchange for those AAL Portfolio shares, and the holding period of the Thrivent Portfolio shares to be received by each AAL Portfolio shareholder will include the period during which the shares of the AAL Portfolio exchanged therefor or held by such shareholder (provided that the shares of the AAL Portfolio were held as a capital asset on the date of the reorganization).

You should recognize that an opinion of counsel is not binding on the Internal Revenue Service or any court. Neither the AAL Portfolios nor the Thrivent Portfolios expect to obtain a ruling from the IRS regarding the consequences of the Reorganizations. While problems are not expected, if the IRS sought to challenge the tax treatment of any Reorganization and was successful, neither of which is anticipated, the Reorganization would be treated as a taxable sale of assets of the participating AAL Portfolio, followed by the taxable liquidation thereof.

Because the investment policies and practices of the Thrivent Portfolios are substantially similar to those of their corresponding AAL Portfolios, the Thrivent Portfolios do not anticipate that taxable sales involving significant amounts of securities of the combined portfolios will have to be made after the Reorganizations.

Capitalization

The New Thrivent Portfolios will have no assets as of the effective date of the Reorganization. The capitalization of each New Thrivent Portfolio will therefore be the same as its corresponding AAL Portfolio.

The reorganization of the International Portfolio into the World Growth Portfolio will increase the size of the World Growth Portfolio by approximately 30%. Please refer to Appendix G for a comparison of the existing capitalization of each AAL Portfolio and the pro forma capitalization of its corresponding Thrivent Portfolio following its Reorganization.

ADDITIONAL INFORMATION ABOUT THE AAL PORTFOLIOS AND THE THRIVENT PORTFOLIOS

Additional information about the AAL Portfolios and the Thrivent Portfolios, including information about their investment objectives, policies and restrictions and financial histories, may be found in the current prospectus, Statement of Additional Information, and annual reports of the AAL Series Fund and Thrivent Series Fund, and in the Statement of Additional Information relating to this proxy statement and prospectus. You may obtain copies of these documents free of charge by calling 1-800-847-4836.

The AAL Portfolios and the Thrivent Portfolios are subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. Therefore, the AAL Portfolios and the Thrivent Portfolios file proxy materials, reports and other information with the SEC, which can be inspected and copied at the SEC's public reference room located at 450 5th Street NW, Room 1200, Washington, D.C. 20549. You may call the SEC at 1-202-942-8090 for information about the operation of the public reference rooms.

You may also access such information about the AAL Portfolios and the Thrivent Portfolios on the SEC's Internet site at http://www.sec.gov. For a prescribed fee, you may obtain copies of this information by sending an email request to publicinfo@sec.gov or writing to: Public Reference Room, U.S. Securities and Exchange Commission, 450 5th Street, NW, Room 1300, Washington, D.C. 20549. You may need to refer to the following file numbers:

         File No. 811-8662      AAL Variable Product Series Fund, Inc.
         File No. 811-4603      Thrivent Series Fund, Inc.

Financial highlights and a discussion about the performance of the World Growth Portfolio from the Thrivent Series Fund's most recent annual report are included in this proxy statement and prospectus as Appendix C.

VOTING INFORMATION

This proxy statement and prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of the AAL Series Fund for use at the Special Meeting of each of the AAL Portfolios to be held on April 7, 2004, at 8:30 a.m., Central Time at 625 Fourth Avenue South, Minneapolis, Minnesota, and at any adjournments thereof. Thrivent Financial and Thrivent Life will cast your votes according to your voting instructions. If you sign and date your voting instruction form, but do not specify instructions, shares of any AAL Portfolio to which the form relates will be voted IN FAVOR of the Reorganization Agreement relating to that AAL Portfolio. For shares for which no voting instructions are received and for any shares held by Thrivent Financial or by any of Thrivent Financial's subsidiaries or affiliates for their own accounts, Thrivent Financial will cast votes in proportion to the shares with respect to which they have received instructions from beneficial owners.

You may vote by mail, telephone or the Internet. Your vote must be received by 6:00 a.m., Central Time, on April 7, 2004. Vote by:

  Internet-- https://vote.proxy-direct.com. Follow the directions on the enclosed voting instruction card.

  Telephone -- 1-866-235-4258. Follow the directions on the enclosed voting instruction card. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the voting instruction form.

  Mail -- Date and sign the enclosed voting instruction form and return it in the enclosed postage-paid envelope.

Quorum and Voting

Shares of the AAL Portfolios are currently sold, without sales charge, to:

  Separate accounts of Thrivent Financial and Thrivent Life to fund benefits under variable contracts issued by Thrivent Financial and Thrivent Life; and

  Retirement plans sponsored by Thrivent Financial.

All owners of the variable contracts and the Trustees of the retirement plans are entitled to vote of the Reorganizations. Thrivent Financial is the investment adviser to the Portfolios and also provides certain administrative services to the Portfolios. Thrivent Financial and Thrivent Life will cast your votes according to your voting instructions. If no timely voting instructions are received, any shares of a Portfolio attributable to a variable contract will be voted by Thrivent Financial or Thrivent Life in proportion to the instructions that are received for all variable contracts participating in the AAL Portfolio. Any shares of an AAL Portfolio held by Thrivent Financial, Thrivent Life or any of their affiliates for their own account, will be voted by Thrivent Financial or Thrivent Life in proportion to the voting instructions that are received for all variable contracts participating in the Portfolio. If the voting instruction form is returned but no instructions are given, the shares of the Portfolio to which the form relates will be voted FOR all the proposals.

Each share of an AAL Portfolio is entitled to one vote. A variable contract owner is entitled to direct that number of votes which is equal to the number of full and fractional shares of the relevant Portfolio underlying the contract owner's variable contract.

You may revoke your voting instructions at any time prior to their use by:

  giving written notice of revocation to an officer of the AAL Series Fund, returning to an officer of the AAL Series Fund a properly executed, later dated voting instruction form, voting later by telephone or Internet, or
  attending the Special Meeting, requesting return of any previously delivered voting instructions and voting in person.

Attendance and voting at the Special Meeting will not by itself constitute a revocation of voting instructions. Signed voting instructions received by the Board of Directors in time for voting that are not revoked will be voted in accordance with the instructions noted on the form. Unless instructions to the contrary are marked on the voting instruction form, the shares represented by the form will be voted FOR all the proposals. The voting instruction form grants discretion to the persons named thereon to take action as they determine appropriate in connection with any other matter that may properly come before the Special Meeting or any adjournments. The Board of Directors does not currently know of any matter to be considered at the Special Meeting other than the matters set forth in the Notice of Special Meeting of Shareholders.

One-third of the shares of the Portfolio entitled to vote at the Special Meeting represented in person or by proxy constitutes a quorum. Thrivent Financial and its affiliates together are the record owners of all of the shares of each AAL Portfolio. Thrivent Financial's representation at the Special Meeting will therefore assure the presence of a quorum.

The shareholders of each AAL Portfolio will vote separately on its reorganization into a corresponding Thrivent Portfolio. There must be a quorum for each shareholder meeting to proceed. This means that one-third of that AAL Portfolio's shares must be represented at the meeting, either in person or by proxy. Abstentions will be counted as present for purposes of determining a quorum, but will not be counted as votes cast with respect to the proposal. Because Thrivent Financial and its affiliates are the record owners of a majority of the shares of the AAL Portfolios and will be represented at the Special Meeting, the presence of a quorum at each meeting is virtually assured.

Approval of each Reorganization Agreement requires the affirmative vote of "a majority of the outstanding voting securities" of the relevant AAL Portfolio, as defined under the 1940 Act. For that purpose, a vote of the holders of a "majority of the outstanding voting securities" of the portfolio means the lesser of:

  The vote of 67% or more of the shares of the AAL Portfolio represented at the Special Meeting at which the holders of more than 50% or more of the outstanding shares of the portfolio are present or represented by proxy, or

  The vote of the holders of more than 50% of the outstanding shares of the AAL Portfolio.

The votes of shareholders of the Thrivent Portfolios are not being solicited since their approval is not required to effect the Reorganizations.

Outstanding Shares and Voting Requirements

The Board of Directors of the AAL Series Fund has designated the close of business on February 13, 2004, as the record date for the determination of shareholders of the AAL Portfolios entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Each share of an AAL Portfolio is entitled to one vote and fractional shares have proportionate voting rights. Only shareholders of record as of the record date are entitled to vote on the proposal. As of the record date, each of the AAL Portfolios had the number of shares issued and outstanding listed below:

Portfolio                             Number of Shares
---------                             ----------------
Technology Stock Portfolio
Small Cap Stock Portfolio
Small Cap Value Portfolio
Small Cap Index Portfolio
Mid Cap Stock Portfolio
Mid Cap Index Portfolio
International Portfolio
Capital Growth Portfolio
Large Company Index Portfolio
Real Estate Securities Portfolio
Balanced Portfolio
High Yield Bond Portfolio
Bond Index Portfolio
Mortgage Securities Portfolio

On the record date, the directors and officers of the AAL Series Fund as a group owned beneficially (meaning they had the power to vote or direct the voting of) less than 1% of the outstanding shares of each AAL Portfolio. To the best knowledge of each AAL Portfolio, as of the record date, no person, except as described in Appendix H, owned beneficially or of record 5% or more of the outstanding shares of an AAL Portfolio.

Other Matters

Management of the AAL Portfolios knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote in accordance with their best judgment.

Board Recommendation

After considering the issues involved, the Board of Directors of the AAL Series Fund has unanimously concluded that the proposed Reorganizations are in the best interests of the shareholders of each of the AAL Portfolios. The Board recommends that you vote FOR each Reorganization Agreement relating to an AAL Portfolio in which you hold shares through your variable contract or retirement plan investment. Whether or not you expect to attend the Special Meeting, we urge you to promptly sign, fill in and return the enclosed voting instruction form or vote by toll-free telephone or the Internet.

APPENDIX A

                                            FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __th day of __________, 2004, by and between the
AAL Variable Product Series Fund, Inc. ("AAL Fund"), a series of separate mutual fund portfolios within a single Maryland
Corporation acting on behalf of the ______________ Portfolio ("Acquired Portfolio") with its principal place of business at 625
Fourth Avenue South, Minneapolis, MN 55415, and the LB Series Fund, Inc. ("LB Fund"), a series of separate mutual fund portfolios within a single Minnesota Corporation acting on behalf of the _______________ Portfolio ("Acquiring Portfolio") with its principal place of business at 625 Fourth Avenue South, Minneapolis, MN 55415.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)
of the United States Internal Revenue Code of 1986, as amended (the "Code"), with the Acquiring Fund and the Acquired Fund each being a "party to a reorganization" within the meaning of Section 368(b) of the Code.  The reorganization (the "Reorganization")
will consist of (a) the transfer of all of the assets of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio
(the "Acquiring Portfolio Shares") and (b) the distribution, after the Closing Date herein referred to, of Acquiring Portfolio
Shares to the shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio and the subsequent dissolution of the Acquired Portfolio, all upon the terms and conditions hereinafter set forth in this Agreement.

           WHEREAS, the Acquiring Portfolio and the Acquired Portfolio are series of registered investment companies of the management type and the Acquired Portfolio owns securities that generally are assets of the character in which the Acquiring
Portfolio is permitted to invest;

           WHEREAS, the Acquiring Portfolio is authorized to issue shares of common stock;

           WHEREAS, the Board of Directors of the Acquired Portfolio has determined that the exchange of all of the assets of the
Acquired Portfolio for Acquiring Portfolio Shares is in the best interests of the Acquired Portfolio and its shareholders and that the shares of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction;

           WHEREAS, the Board of Directors of the Acquiring Portfolio has determined that the exchange of all the assets of the
Acquired Portfolio for Acquiring Portfolio Shares is in the best interests of the Acquiring Portfolio and its shareholders and that the shares of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction;

           NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.         TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO IN EXCHANGE FOR
      ACQUIRING PORTFOLIO SHARES AND LIQUIDATION OF THE ACQUIRED PORTFOLIO

           1.1   The Acquired Portfolio will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Portfolio free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring
Portfolio of only those accrued and unpaid liabilities of the Acquired Portfolio which are reflected in the Statement of Assets and Liabilities, which liabilities (and no others) shall be assigned and transferred to the Acquiring Portfolio by the Acquired
Portfolio (the "Assumed Liabilities") and assumed by the Acquiring Portfolio, and (ii) delivery by the Acquiring Portfolio to the
Acquired Portfolio, for distribution pro rata by the Acquired Portfolio to its shareholders in proportion to their respective ownership of shares of common stock of the Acquired Portfolio, as of the close of business on April ___, 2004 (the "Closing
Date"), of a number of the Acquiring Portfolio Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations shall be provided by Thrivent Investment Management Inc. (the
"Pricing Agent") for the Acquiring Portfolio and the Acquired Portfolio.

           1.2   (a) The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all property, including, without limitation, all cash, securities and dividends or interest receivables which are owned by the
                 Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the Closing Date; and

                 (b) The Acquired Portfolio has provided the Acquiring Portfolio with a list of the Acquired Portfolio's assets as of the date of execution of this Agreement. The Acquired Portfolio reserves the right to sell any securities but will not, without the prior approval of the Acquiring Portfolio, acquire any additional securities other than securities of the type in which the Acquiring Portfolio is permitted to invest. The Acquiring Portfolio will, within a reasonable time prior to the Closing Date, furnish the Acquired Portfolio with a statement of the
                 Acquiring Portfolio's investment objectives, policies and restrictions and a list of the securities, if any, on the Acquired Portfolio's list referred to in the first sentence of this paragraph which do not conform to the
                 Acquiring Portfolio's investment objectives, policies and restrictions. In the event that the Acquired Portfolio holds any investments which the Acquiring Portfolio may not hold, the Acquired Portfolio will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired
                 Portfolio and the Acquiring Portfolio, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Portfolio with respect to such investments, the Acquired Portfolio, if requested by the Acquiring Portfolio, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

           1.3   The Acquired Portfolio will endeavor to discharge all the Acquired Portfolio's known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume only the Assumed Liabilities, and shall not assume any other debts, liabilities or obligations of the Acquired Portfolio.

           1.4 The Acquiring Portfolio shall assume the right to assert all legal claims against third parties as would have been available to the Acquired Portfolio as of the Valuation Date (as defined in Section 2.1).

           1.5   As provided in paragraph 3.3, either on or as soon after the Closing Date as is conveniently practicable (the
"Liquidation Date"), the Acquired Portfolio will liquidate by distributing pro rata to the Acquired Portfolio's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), the Acquiring Portfolio
Shares it receives pursuant to paragraph 1.1.  Such liquidation and distribution will be accomplished by the transfer of the
Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the name of the Acquired Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. All issued and outstanding shares of the
Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio.

           1.6   The Acquired Portfolio shareholders holding physical certificates representing their ownership of shares of beneficial interest of the Acquired Portfolio shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Portfolio may require (collectively, an
"Affidavit"), to Thrivent Financial for Lutherans prior to the Closing Date. Any Acquired Portfolio share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Portfolio and shall evidence ownership of Acquiring Portfolio Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Portfolio subsequent to the Liquidation Date with respect to Acquiring Portfolio Shares shall be paid to the holder of such certificate(s), but the Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares unless the Acquired Fund share certificates are first surrendered to the Acquiring Fund or an Affidavit relating thereto shall be delivered.

           1.7   Any transfer taxes payable upon issuance of the Acquiring Portfolio Shares in a name other than the registered holder of the Acquired Portfolio Shares on the books of the Acquired Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

           1.8   Any reporting responsibility of the Acquired Portfolio is and shall remain the responsibility of the Acquired
Portfolio up to and including the Closing Date and such later date on which the Acquired Portfolio is terminated.

           1.9   The Acquired Portfolio shall, following the Closing Date and the making of all distributions pursuant to paragraph
1.4, be dissolved under the laws of the State of Maryland and in accordance with its governing documents.

2.   VALUATION

           2.1   The net asset values of the Acquiring Portfolio Shares and the net values of the assets and liabilities of the
Acquired Portfolio to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Eastern time) on the Closing Date. The net asset values of the Acquiring Portfolio Shares shall be computed by the Pricing Agent in the manner set forth in the Acquiring Portfolio's Articles of Incorporation as amended and restated (the "Articles"), or By-Laws and the
Acquiring Portfolio's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than two decimal places. The net values of the assets of the Acquired Portfolio to be transferred shall be computed by the
Pricing Agent by calculating the value of the assets transferred by the Acquired Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Portfolio on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Portfolio's then current prospectus and statement of additional information and shall be computed in each case to not fewer than two decimal places.

           2.2   The number of Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the
Acquired Portfolio's assets shall be determined by dividing the value of the Acquired Portfolio's assets less the liabilities assumed by the Acquiring Portfolio, by the Acquiring Portfolio's net asset value per share, all as determined in accordance with
Paragraph 2.1 hereof.

           2.3   All computations of value shall be made by the Pricing Agent, in accordance with its regular practice as pricing agent for the Acquired Portfolio and the Acquiring Portfolio, respectively.

3.   CLOSING

           3.1   The Closing Date shall be April ___, 2004, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. (Central time) at the offices of Thrivent Financial for Lutherans,
625 Fourth Avenue South, Minneapolis, Minnesota, or at such other time and/or place as the parties may agree.

           3.2   In the event that on the Valuation Date (a) the New York Stock Exchange ("NYSE") or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

           3.3   Portfolio securities that are not held in book-entry form in the name of State Street Bank (the "Custodian") as record holder for the Acquired Portfolio shall be presented by the Acquired Portfolio to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Portfolio to the Custodian for the account of the Acquiring Portfolio on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.
Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Portfolio shall be delivered to the Acquiring Portfolio by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Portfolio's account maintained with the
Custodian with immediately available funds.

           3.4   The Acquired Portfolio shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Portfolio shareholders and the number of outstanding shares of beneficial interest of the Acquired Portfolio owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List").
The Acquiring Portfolio shall issue and deliver to the Acquired Portfolio a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio
Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

           4.1   The AAL Fund and Acquired Portfolio represent and warrant to the LB Fund and Acquiring Portfolio as follows:

                 (a)   The Acquired Portfolio is a series of the AAL Fund, a corporation which is duly organized, validly existing and in good standing under the laws of the State of Maryland.  The AAL Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange
                 Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the
                 "1940 Act"), is in full force and effect;

                 (b)   The AAL Fund, on behalf of the Acquired Portfolio, has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Agreement, and to consummate the transactions contemplated herein;

                 (c)   The execution, delivery and performance of this Agreement will not result in a material violation of the
                 Articles of Incorporation or Bylaws of the AAL Fund or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Portfolio is a party or by which the AAL Fund or the Acquired
                 Portfolio is a party or by which it is bound;

                 (d)   Except as disclosed in writing to the N-14 Registration Statement ("Registration Statement") the Acquired
                 Portfolio has no material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Acquired Portfolio prior to the Closing Date;

                 (e)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquired Portfolio's knowledge threatened against the Acquired Portfolio or any of the Acquired Portfolio's properties or assets (other than that previously disclosed to the other party to the
                 Agreement) which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Portfolio knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Portfolio's business or the ability of the Acquired Portfolio to consummate the transactions herein contemplated;

                 (f)   The Statements of Assets and Liabilities of the Acquired Portfolio for each of the fiscal years in the five year period ended December 31, 2003, have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) fairly reflect the financial condition of the Acquired
                 Portfolio as of such dates, and there are no known contingent liabilities of the Acquired Portfolio as of such dates not disclosed therein;

                 (g)   The Acquired Portfolio will file its final federal and other tax returns for the period ending on the
                 Closing Date in accordance with the Code. At the Closing Date, all federal and other tax returns and reports of the Acquired Portfolio required by law then to have been filed prior to the Closing Date shall have been filed, and all federal and other taxes shown as due on such returns shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                 (h)   For the most recent taxable year of its operation and for the taxable year that will end on the Closing
                 Date the Acquired Portfolio will have met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company;

                 (i)   All issued and outstanding shares of beneficial interest of the Acquired Portfolio are, and at the Closing
                 Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the AAL Fund. All of the issued and outstanding shares of beneficial interest of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Portfolio pursuant to Paragraph 3.4 hereof. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

                 (j)   At the Closing Date, the Acquired Portfolio will have good and marketable title to its assets to be transferred to the Acquiring Portfolio pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring
                 Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933
                 Act"), other than as disclosed to the Acquiring Portfolio;

                 (k)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Portfolio's Board of Directors, and subject to the approval of the Acquired
                 Portfolio's shareholders, this Agreement, assuming due authorization, execution and delivery by the Acquiring
                 Portfolio, will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                 (l)   The information to be furnished by the Acquired Portfolio for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

                 (m)   The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration
                 Statement referred to in paragraph 5.7 (other than information therein that relates to the Acquiring Portfolio)
                 will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not misleading;

                 (n)   Since December 31, 2003, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business (including declines in the net asset value of the Acquired Portfolio and/or its shares of common stock), or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the Acquiring Portfolio;

                 (o)   The Acquired Portfolio has qualified as a regulated investment company for each taxable year of its operation and the Acquired Portfolio will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

                 (p)   All of the issued and outstanding shares of beneficial interest of the Acquired Portfolio have been offered for sale and sold in conformity with all applicable federal and state securities laws;

                 (q)   The prospectus of the Acquired Portfolio, dated ______________ (the "Acquired Portfolio Prospectus"), furnished to the Acquiring Portfolio, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

                 (r)   The Acquired Portfolio Tax Representation Certificate to be delivered by the Acquired Portfolio to the
                 Acquiring Portfolio at Closing pursuant to Section 7.5 (the "Acquired Portfolio Tax Representation Certificate")
                 will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

                 (s)   The books and records of the Acquired Portfolio made available to the Acquiring Portfolio and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Portfolio.

           4.2   The LB Fund and Acquiring Portfolio represent and warrant to the AAL Fund and Acquired Portfolio as follows:

                 (a)   The Acquiring Portfolio is a series of the LB Fund, a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota.  The LB Fund is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                 (b)   The LB Fund, on behalf of the Acquiring Fund has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Agreement, and to consummate the transactions contemplated herein;

                 (c)   The prospectus (the "Acquiring Portfolio Prospectus") and statement of additional information of the
                 Acquiring Portfolio, each dated ______________, and any amendments or supplements thereto on or prior to the
                 Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (other than written information furnished by the Acquired Portfolio for inclusion therein, as covered by the Acquired
                 Portfolio's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder.  The
                 Acquiring Portfolio Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (d)   At the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring
                 Portfolio's assets;

                 (e)   The execution, delivery and performance of this Agreement will not result, in a material violation of the
                 Articles of Incorporation or Bylaws of the LB Fund or of any agreement, indenture, instrument, contract, lease or other undertaking to which the LB Fund or the Acquiring Portfolio is a party or by which it is bound;

                 (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Portfolio or any of the Acquiring Portfolio's properties or assets. The Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings and the Acquiring Portfolio is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Portfolio's business or ability to consummate the transactions contemplated herein;

                 (g)   The Statement of Assets and Liabilities of the Acquiring Portfolio for the fiscal year ended December 31,
                 2003, have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) fairly reflect the financial condition of the Acquiring Portfolio as of such dates, and there are no known contingent liabilities of the Acquiring Portfolio as of such dates not disclosed therein;

                 (h)   Since December 31, 2003, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence of the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Portfolio;

                 (i)   The Acquiring Portfolio has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Portfolio will qualify as such as of the Closing Date;

                 (j)   At the Closing Date, all federal and other tax returns and reports of the Acquiring Portfolio required by law then to have been filed by such date shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                 (k)   For the most recent fiscal year of its operation, the Acquiring Portfolio has met the requirements of
                 Subchapter M of the Code for qualification and treatment as a regulated investment company and the Acquiring
                 Portfolio intends to do so in the future;

                 (l)   At the date hereof, all issued and outstanding shares of the Acquiring Portfolio are, and at the Closing
                 Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the
                 Acquiring Portfolio, nor is there outstanding any security convertible into shares of the Acquiring Portfolio;

                 (m)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action, if any, on the part of the Acquiring Portfolio's Board of Directors, and this Agreement, assuming due authorization, execution and delivery by the Acquired Portfolio, constitutes a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                 (n)   The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the accounts of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

                 (o)   The information to be furnished by the Acquiring Portfolio for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

                 (p)   The Proxy Statement to be included in the Registration Statement (only insofar as it relates to the
                 Acquiring Portfolio) will, on the effective date of the Registration Statement and on the Closing Date, not
                 contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

                 (q)   The Acquiring Portfolio agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue the Acquiring Portfolio's operations after the Closing Date;

                 (r)   The Acquiring Portfolio Tax Representation Certificate to be delivered by the Acquiring Portfolio to the
                 Acquired Portfolio at Closing pursuant to Section 6.3 (the "Acquiring Portfolio Tax Representation Certificate")
                 will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

                 (s)   All of the issued and outstanding shares of beneficial interest of the Acquired Portfolio have been offered for sale and sold in conformity with all applicable federal and state securities laws.

5.         COVENANTS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO

           5.l   The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable, in each case payable either in cash or in additional shares.

           5.2   As soon as practicable after the effective date of the Registration Statement, the  Acquired Portfolio shall hold a shareholder meeting to consider and approve this Agreement and such other matters as the Board of Directors of the AAL Fund may determine.  Such approval by the shareholders of the Acquired Portfolio shall, to the extent necessary to permit the consummation of the transactions contemplated herein without violating any investment objective, policy or restriction of the Acquired fund, be deemed to constitute approval by the shareholders of a temporary amendment of any investment objective, policy or restriction that would otherwise be inconsistent with or violate upon the consummation of such transactions solely for the purpose of consummating such transactions.

           5.3   The Acquired Portfolio covenants that the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

           5.4.   The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring
Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio's shares.

           5.5   Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio each will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

           5.6   The Acquired Portfolio shall furnish to the Acquiring Portfolio on the Closing Date the Statement of Assets and
Liabilities of the Acquired Portfolio as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Portfolio's Treasurer or Assistant
Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Portfolio shall furnish to the Acquiring Portfolio, in such form as is reasonably satisfactory to the LB Fund, a statement of the earnings and profits of the Acquired Portfolio for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Portfolio as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Portfolio.

           5.7   The LB Fund shall promptly prepare and file the Registration Statement with the SEC, and the LB Fund and the AAL
Fund shall each make any other required or appropriate filings with respect to the actions contemplated hereby.

           5.8   The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement, referred to in paragraph 4.1(m), all to be included in a Registration Statement, in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934
Act") and the 1940 Act in connection with the meeting of the Acquired Portfolio's shareholders to consider approval of this
Agreement and the transactions contemplated herein.

           5.9   Neither the Acquired Portfolio nor the Acquiring Portfolio shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Portfolio, the Acquired Portfolio Tax Representation Certificate, and
with respect to the Acquiring Portfolio, the Acquiring Portfolio Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

           5.10   The Acquired Portfolio will pay or cause to be paid to the Acquiring Portfolio any interest or proceeds it receives on or after the Closing Date with respect to its assets.

           5.11   The Acquiring Portfolio agrees, as soon as practicable after the Valuation Date, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Portfolio in connection with the distribution of shares by the
Acquired Portfolio to such shareholders in accordance with Paragraph 1.5.

           5.12   Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

6.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

           The obligations of the Acquired Portfolio to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Portfolio of all of the obligations to be performed by it hereunder on or before the
Closing Date and, in addition thereto, the following further conditions:

           6.1   All representations and warranties of the Acquiring Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           6.2   The Acquiring Portfolio shall have delivered to the Acquired Portfolio a certificate executed in its name by its
Chairman of the Board, President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring
Portfolio made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

           6.3   The Acquiring Portfolio shall have delivered to the Acquired Portfolio an Acquiring Portfolio Tax Representation
Certificate substantially in the form attached to this Agreement as Annex A concerning certain tax-related matters with respect to the Acquiring Portfolio.

7.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

           The obligations of the Acquiring Portfolio to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Portfolio of all the obligations to be performed by it hereunder on or before the
Closing Date and, in addition thereto, the following conditions:

           7.1   All representations and warranties of the Acquired Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this
Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           7.2   The Acquired Portfolio shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, together with a list of the Acquired Portfolio's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant
Treasurer of the Acquired Portfolio.

           7.3   The Acquired Portfolio shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its Chairman of the Board, President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Portfolio made in this Agreement are true and correct in all material respects at and as of the Closing
Date, except as they may be affected by the transactions contemplated by this Agreement.

           7.4   At or prior to the Closing Date, the Acquired Portfolio's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Portfolio required by any applicable contractual expense limitation.

           7.5   The Acquired Portfolio shall have delivered to the Acquiring Portfolio an Acquired Portfolio Tax Representation
Certificate substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Portfolio.

8.         FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO

           The obligations hereunder of the LB Fund on behalf of the Acquired Portfolio and the AAL Fund on behalf of the Acquiring
Portfolio are each subject to the further conditions that on or before the Closing Date.

           8.1   This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Articles of Incorporation and
Bylaws of the AAL Fund and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring
Portfolio. Notwithstanding anything herein to the contrary, neither the Acquiring Portfolio nor the Acquired Portfolio may waive the conditions set forth in this Paragraph 8.1.

           8.2   On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

           8.3   All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) (and including the filing of Articles of Transfer with the
Minnesota State Department of Assessments and Taxation) deemed necessary by the Acquiring Portfolio or the Acquired Portfolio to
permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions.

           8.4   The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940
Act.

           8.5   The Acquired Portfolio shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in
Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the
Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii)
its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

           8.6   The parties shall have received a favorable opinion of Quarles & Brady LLP, addressed to the Acquiring Portfolio and the Acquired Portfolio and satisfactory to Brett L. Agnew and John C. Bjork, as Secretary of the AAL Fund and LB Fund,
respectively, substantially to the effect that for federal income tax purposes:

                 (a)   The transfer of all of the Acquired Portfolio's assets in exchange for Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities of the Acquired Portfolio will constitute a
                 "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Portfolio and the Acquired
                 Portfolio are each a "party to a reorganization" within the meaning of Section 368(b) of the Code;

                 (b)   No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the
                 Acquired Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of all of the outstanding liabilities of the Acquired Portfolio;

                 (c)   No gain or loss will be recognized by the Acquired Portfolio upon the transfer of the Acquired Portfolio's assets to the Acquiring Portfolio in exchange for Acquiring Portfolio Shares and the assumption by the Acquiring
                 Portfolio of all of the outstanding liabilities of the Acquired Portfolio or upon the distribution (whether actual or constructive) of Acquiring Portfolio Shares to Acquired Portfolio's shareholders;

                 (d)   No gain or loss will be recognized by shareholders of the Acquired Portfolio upon the exchange of their
                 Acquired Portfolio shares for the Acquiring Portfolio Shares;

                 (e)   The aggregate tax basis for the Acquiring Portfolio Shares received by each of the Acquired Portfolio's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Portfolio shares held by such shareholder immediately prior to the Reorganization, and the holding period of Acquiring
                 Portfolio Shares to be received by each Acquired Portfolio shareholder will include the period during which the
                 Acquired Portfolio shares exchanged therefor were held by such shareholder (provided that such Acquired Portfolio shares were held as capital assets on the date of the Reorganization); and

                 (f)   The tax basis to the Acquiring Portfolio of the Acquired Portfolio's assets acquired by the Acquiring
                 Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the
                 Reorganization, and the holding period of the assets of the Acquired Portfolio in the hands of the Acquiring
                 Portfolio will include the period during which those assets were held by the Acquired Portfolio.

           Notwithstanding anything herein to the contrary, neither the Acquiring Portfolio nor the Acquired Portfolio may waive the conditions set forth in this paragraph 8.6.

9.   BROKERAGE FEES AND EXPENSES

           9.1   The Acquiring Portfolio represents and warrants to the Acquired Portfolio, and the Acquired Portfolio represents and warrants to the Acquiring Portfolio, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2        (a)   Except as may be otherwise provided herein, the Acquired Portfolio shall be liable for the expenses (Thrivent
           Financial for Lutherans and/or one or more of its affiliates has agreed to assume said expenses by separate agreement) incurred in connection with entering into and carrying out the provisions of this Agreement, including the expenses of:

                         (i)   counsel and independent accountants associated with the Reorganization;

                         (ii)   printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Portfolio referred to in paragraph 5.2 hereof,

                         (iii)   any special pricing fees associated with the valuation of the Acquired Portfolio's or the
                         Acquiring Portfolio's portfolio on the Closing Date;

                         (iv)   expenses associated with preparing this Agreement and preparing and filing the Registration
                         Statement under the 1933 Act covering the Acquiring Portfolio Shares to be issued in the Reorganization;
                         and

                         (v)   registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Portfolio Shares to be issued in connection with the Reorganization. The Acquiring Portfolio and the Acquired Portfolio shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

                 (b)   Consistent with the provisions of paragraph 1.1, the Acquired Portfolio, prior to the Closing, shall pay for or include in the Statement of Assets and Liabilities prepared pursuant to paragraph 4.1(f) all of its known and reasonably estimated expenses associated with the transactions contemplated by this Agreement.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

           10.1   The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.   TERMINATION

           11.1   This Agreement may be terminated by the mutual agreement of the AAL Fund on behalf of the Acquiring Portfolio and the LB Fund on behalf of the Acquired Portfolio. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

                 (a)   because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

                 (b)   by resolution of the AAL Fund's Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Portfolio's shareholders; or

                 (c)   by resolution of the LB Fund's Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Portfolio's shareholders.

           11.2   In the event of any such termination, there shall be no liability for damages on the part of either the Acquired
Portfolio or the Acquiring Portfolio or the respective Directors or officers of the AAL Fund or the LB Fund to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.

12. AMENDMENTS; WAIVERS

           12.1   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Portfolio and the Acquiring Portfolio; provided, however, that following the meeting of the Acquired Portfolio shareholders called by the Acquired Portfolio pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Portfolio Shares to be issued to the Acquired Portfolio's shareholders under this Agreement to the detriment of such shareholders without their further approval.

           12.2   At any time prior to the Closing Date either party hereto may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions (other than those contained in any of paragraph 8.1, paragraph 8.4 or paragraph 8.6 of this Agreement) made for its benefit contained herein.

13.    NOTICES

           Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by hand delivery, fax, or certified mail addressed to the AAL Variable Product Series Fund, Inc., 4321 North
Ballard Road, Appleton, WI 54919-0001, Attention: Brett Agnew; or to LB Series Fund, Inc., 625 Fourth Avenue South, Minneapolis,
MN 55415, Attention: John C. Bjork.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

           14.l   The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

           14.2   This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

           14.3   This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota.

           14.4   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

           IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman of the Board,
President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:

_______________________________                     _______________________________

Attest:

_______________________________                     _______________________________

APPENDIX B

LB Series Fund, Inc.

Prospectus

April 30, 2003

World Growth Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

                                                                PAGE

            World Growth Portfolio.............................

            Fees and Expenses of the Portfolio.................

            Management.........................................
                Investment Adviser.............................
                Investment Subadvisers.........................
                Advisory Fees..................................
                Personal Securities Investments................

            The Separate Accounts And The Retirement Plans.....

            Pricing of Fund Shares.............................

            Tax Matters........................................

            Other Securities And Investment Practices..........

            Financial Highlights...............................

World Growth Portfolio

Investment Objective

The investment objective of the World Growth Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

Principal Strategies

The World Growth Portfolio seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Portfolio's net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks.

Stock selection reflects a growth style. While stocks may be purchased without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized, companies. In determining the appropriate distribution of investments among various countries and geographic regions, T. Rowe Price International, Inc. ("Price International"), the Portfolio's subadviser, employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the sub-adviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

  Leading market position
  Attractive business niche
  Strong franchise or natural monopoly
  Technological leadership or proprietary advantages
  Seasoned management
  Earnings growth and cash flow sufficient to support growing dividends
  Healthy balance sheet with relatively low debt

In pursuing the Portfolio's investment objective, Price International has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when Price International believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While the World Growth Portfolio invests primarily in common stocks, to a lesser extent it may also purchase other instruments and securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Portfolio's objective.

The World Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The World Growth Portfolio's principal risks are the general risks of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Stocks of non-U.S. companies in which the World Growth Portfolio invests generally carry more risk than stocks of U.S. companies. One of the most important is currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the World Growth Portfolio's holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged.

The economies and financial markets of certain regions - such as Latin America, Asia, Europe and the Mediterranean region - can be highly interdependent and may decline all at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The World Growth Portfolio's investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the World Growth Portfolio's ability to repatriate capital or income. These risks are usually greater in emerging markets. To the extent the Portfolio invests in emerging markets, it is subject to the abrupt and severe price declines these holdings can experience.

The economic and political structure of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. The Portfolio's performance will likely be negatively affected by its exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the Portfolio's share price to decline.

To the extent the Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

For these and other reasons, the World Growth Portfolio may underperform other stock funds (such as U.S. stock funds) when international stocks are out of favor.

The success of the Portfolio's investment strategy depends significantly on Price International's skill in assessing the potential of the securities in which the Portfolio invests. Shares of the World Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The World Growth Portfolio cannot be certain that it will achieve its objective.

Defining Terms

Fundamental investment analysis

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Volatility and Performance

The bar chart and table shown below provide an indication of the risks of investing in the World Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period, a five-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio may be purchased only through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The World Growth Portfolio commenced operations on January 18, 1996.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

1997    1998    1999    2000      2001     2002
-----  ------  ------  -------  -------  -------
2.81%  16.75%  34.13%  -16.12%  -21.03%  -17.43%

Best Quarter:   Q4 '99  +24.47%
Worst Quarter:  Q3 '02  -21.52%

            AVERAGE ANNUAL TOTAL RETURNS
         (Periods ending December 31, 2002)

                                             Since
                                           Inception
                       1 Year    5 Years   (1/18/96)
World Growth Portfolio -17.43%   -3.05%     -0.41%
----------------------------------------------------
MSCI EAFE Index        -15.94%   -2.89%      2.06%
----------------------------------------------------

The MSCI EAFE Index is an unmanaged market capitalization-weighted equity Index composed of a sample of companies representative of the market structure in 20 countries. Constituent stocks are selected on the basis of industry representation, liquidity and sufficient float.

Fees and Expenses of the Portfolio

Like any investor, you pay certain fees and expenses related to your investments. Annual Portfolio and operating expenses are paid from Portfolio assets so they directly impact the share price. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Note that the expenses shown in the tables are only at the Portfolio level. If you own a variable annuity or variable life contract, you will incur additional expenses at the variable account level such as a mortality and expense risk charge. Please refer to the appropriate variable account prospectus for more information on fees and expenses associated with variable products.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases  N/A
-----------------------------------------------------
Maximum Deferred Sales Charge (Load)              N/A
-----------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends                                         N/A
-----------------------------------------------------
Redemption Fee                                    N/A
-----------------------------------------------------
Exchange Fee                                      N/A
-----------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees                                 0.85%
-----------------------------------------------------
Other Expenses                                  0.10%
-----------------------------------------------------
Total Portfolio Annual Expenses                 0.95%
-----------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1        3        5       10
                         Year    Years    Years    Years
---------------------------------------------------------
World Growth Portfolio    $97    $303     $525     $1,166
---------------------------------------------------------

Management

INVESTMENT ADVISER

Thrivent Financial for Lutherans ("Thrivent Financial"), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of LB Series Fund, Inc ("the Fund"). Thrivent Financial and its affiliates have been in the investment advisory business since 1986 and managed approximately $57.2 billion in assets as of December 31, 2002, including approximately $10.7 billion in mutual fund assets.

For the World Growth Portfolio, Thrivent Financial establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Directors of the Fund, one or more subadvisers to manage the investments of the Portfolio. It also allocates assets to the subadviser, monitors the performance, security holdings and investment strategies of the subadviser and, when appropriate, researches any potential new subadviser for the Portfolio. Thrivent Financial has ultimate responsibility to oversee the subadviser and recommend their hiring, termination and replacement.

Thrivent Financial and the Fund have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits Thrivent Financial and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for the Portfolio, or subsequently change the subadviser, without submitting the investment subadvisory agreement, or material amendments to the agreement, to a vote of the shareholders of the Portfolio. Thrivent Financial will notify variable contract owners in the event that it adds a subadviser or changes the identity of the subadviser of the Portfolio.

INVESTMENT SUBADVISER

Thrivent Financial has engaged Price International, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for the World Growth Portfolio. Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of about $18.0 billion under management as of December 31, 2002 in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong, and Buenos Aires. Price International has an investment advisory group that has day-to-day responsibility for managing the Portfolio and developing and executing the Portfolio's investment program.

ADVISORY FEES

Thrivent Financial receives an investment management fee for the World Growth Portfolio. The fee is a daily charge equal to the annual rate of a percentage of average daily net assets of the Portfolio. The advisory fee paid by the World Growth Portfolio for 2002 as an annualized percentage of average net assets was .85%.

PERSONAL SECURITIES INVESTMENTS

Personnel of Thrivent Financial and Price International may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under their respective codes of ethics.

The Separate Accounts And The Retirement Plans

Shares in the Fund are currently sold, without sales charges, only to:

  Separate accounts of Thrivent Financial and Thrivent Life Insurance Company ("Thrivent Life"), which are used to fund benefits of variable life insurance and variable annuity contracts (each a "variable contract") issued by Thrivent Financial and Thrivent Life; and

  Retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest.

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable contract owners and the interest of plan participants with respect to their investments in the Fund. The Fund's Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Fund Shares

The Portfolio determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The calculation normally is made as of the close of regular trading of the NYSE (currently 4:00 p.m. Eastern time) after the Portfolio has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of the Portfolio's investment in foreign securities changes on days when you are not able to purchase or redeem shares.

The World Growth Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio's liabilities, and dividing the result by the number of outstanding shares. The NAV for the Portfolio varies with the value of its investments. The Portfolio values its securities using market quotations, other than short-term debt securities maturing in less than 60 days, which are valued using amortized costs, and securities for which market quotations are not readily available, which are valued at fair value.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans. The separate accounts and the retirement plans each place an order to buy or sell shares of the Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans. Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

Tax Matters

Since you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level. Please refer to the tax discussion the in applicable account prospectus or your retirement plan documents for more information.

Under existing tax law, dividends or capital gains distributions from the Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

Other Securities And Investment Practices

The principal investment strategies and risk factors of the Portfolio are outlined beginning on page B-3. The Portfolio may also invest in other securities and engage in other practices. Below are brief discussions of some of these securities, other practices in which the Portfolio may engage, and their associated risks.

Repurchase Agreements. The Portfolio may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-Issued Securities. The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Zero Coupons. The Portfolio may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.

Industry Exposure. The Portfolio may invest up to (but not more than) 25% of its assets in the securities of a single industry. To the extent that the Portfolio invests in a particular industry, it will be exposed to the unique risks associated with that industry. As of the date of this Prospectus, the Portfolio did not hold securities of any company primarily engaged in the alcohol, gaming, or tobacco industries. The Portfolio is not prohibited from investing in these industries, however, and may hold such securities from time to time in the future.

Foreign Securities. The Portfolio may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. The Portfolio may use foreign currencies and related instruments to hedge its foreign investments.

Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure. The Portfolio may have some international exposure in its investments. Many U.S. companies in which the Portfolio may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Portfolio shares.

Emerging Markets Exposure. The Portfolio may have some emerging markets exposure. Emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Restricted And Illiquid Securities. The Portfolio may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Portfolio's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

Securities Lending. The Portfolio may seek additional income by lending securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Portfolio could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives. The Portfolio may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. The Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The Portfolio may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-Yield Bonds. The Portfolio may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that the Portfolio invests in high-yield bonds, it takes on certain risks:

  The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.

  Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Bonds. The value of any bonds held by the Portfolio is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Portfolio.

Short-Term Trading. The investment strategy for the Portfolio at times may include short-term trading. While the Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase the Portfolio's transaction costs.

Initial Public Offering. The Portfolio may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Portfolio's size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio's reported performance than when the Portfolio is larger. Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities. There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

Securities Ratings. When fixed-income securities are rated by one or more independent rating agencies, the Portfolio uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Portfolio's adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, the Portfolio may choose to follow the higher rating. If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing. In response to market, economic, political, or other conditions, the Portfolio may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Portfolio does this, different factors could affect the Portfolio's performance and it may not achieve its investment objective.

Financial Highlights

The financial highlights table for the Portfolio is intended to help you understand the Portfolio's financial performance for the past five years or, if shorter, the period of the Portfolio's operations. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). All per share amounts have been rounded to the nearest cent. The returns do not reflect any charges that would normally occur at the separate account level. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolio's financial statements, are included in the Annual Report for the fiscal year ended December 31, 2002, which is available upon request.

                                                                   World Growth Portfolio
---------------------------------------------------------------------------------------------------------
                                                      Year       Year       Year       Year       Year
                                                     Ended      Ended      Ended      Ended      Ended
For a share outstanding throughout each period (a) 12/31/2002 12/31/2001 12/31/2000 12/31/1999 12/31/1998
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.02     $13.83     $16.93    $12.67     $11.12

Income from Investment Operations:
Net investment income/(loss)                            0.10       0.07       0.06      0.11       0.12
Net realized and unrealized gain/(loss) on
 investments (b)                                       (1.85)     (2.81)     (2.73)     4.21       1.74
Total from Investment Operations                       (1.75)     (2.74)     (2.67)     4.32       1.86

Less Distributions from:
Net investment income                                  (0.04)     (0.05)         -     (0.06)     (0.21)
Net realized gains on investments                          -      (1.02)     (0.43)        -      (0.10)
Total Distributions                                    (0.04)     (1.07)     (0.43)    (0.06)     (0.31)
Net Asset Value, End of period                         $8.23     $10.02     $13.83    $16.93     $12.67

Total return (c)                                    (17.43)%   (21.03)%   (16.12)%    34.13%     16.75%
Net assets, end of period (in millions)               $323.3     $440.0     $561.3    $550.1     $369.7
Ratio of expenses to average net assets (d)            0.85%      0.85%      0.85%     0.85%      0.85%
Ratio of net investment income/(loss) to average
 net assets (d)                                        1.08%      0.68%      0.44%     0.89%      1.04%
Portfolio turnover rate                                  20%        30%        38%       23%        19%

If the adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d,e)          0.95%
Ratio of net investment income/(loss) to average
 net assets (d,e)                                      0.98%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Prior period ratios not calculated due to a contractual arrangement between the Portfolios and the Advisor to reimburse all expenses in excess of Advisory fees.

The Statement of Additional Information which is incorporated by reference into this Prospectus contains additional information about the Fund and its Portfolios. Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports for variable products. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Portfolios (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-942-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov) and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an e-mail to: publicinfo@sec.gov.

1940 Act File No. 811-4603

APPENDIX C

LB Series Fund Prospectus for New Thrivent Portfolios

APPENDIX D

World Growth Portfolio Management's Discussion / Financial Highlights

APPENDIX E

Additional Policies and Limitations

As set forth in the table below, each Portfolio is subject to policies and limitations in addition to those stated in its investment objective. The policies and limitations of the Thrivent Portfolio into which an AAL Portfolio will be reorganized are substantially the same, with the following exceptions:

An AAL Portfolio may only borrow from a bank and such borrowings are limited to 10% of total assets. A Thrivent Portfolio's borrowing source is not specified and its borrowings are limited to 33 1/3% of assets.

The Thrivent policies allow the Thrivent Portfolios to engage in inter-fund lending.

The Thrivent Portfolios are able to invest a greater percentage of their respective assets in mutual funds than the AAL Portfolios.

------------------------------- --------------------------------------------- ------------------------------------------------------
                                Thrivent Series Fund                          AAL Series Fund
------------------------------- --------------------------------------------- ------------------------------------------------------
------------------------------- --------------------------------------------- ------------------------------------------------------
Borrowing                       None of the Portfolios may borrow money,      None of the Portfolios may issue senior securities or
                                except that a Portfolio may borrow money      borrow, except that a portfolio may borrow in amounts
Issuance of senior securities   (through the issuance of debt securities or   not in excess of 10% of its total assets, taken at
                                otherwise) in an amount not exceeding         current value and then only from banks, as a
                                one-third of the Portfolio's total assets     temporary measure for extraordinary or emergency
                                immediately after the time of such            purposes.  The portfolios will not borrow to increase
                                borrowing.                                    income but may borrow, among other things, to meet
                                                                              redemption requests which otherwise might require
                                None of the Portfolios will purchase any      untimely dispositions of portfolio securities.
                                security while borrowings, including
                                reverse repurchase agreements, representing   None of the Portfolios will mortgage, pledge,
                                more than 5% of the Portfolio's total         hypothecate or in any manner transfer, as security
                                assets are outstanding.                       for indebtedness, any securities owned or held by a
                                                                              Portfolio except as may be necessary in connection
                                None of the Portfolios may issue senior       with and subject to the limits in restriction above.
                                securities, except as permitted under the
                                Investment Company Act of 1940 or any
                                exemptive order or rule issued by the
                                Securities and Exchange Commission
------------------------------- --------------------------------------------- ------------------------------------------------------
------------------------------- --------------------------------------------- ------------------------------------------------------
Investments in Single Issuer    None of the Portfolios will, with respect     None of the Portfolios will invest more than 5% of
                                to 75% of its total assets, purchase          its total assets in a single issuer or purchase more
                                securities of an issuer (other than the       than 10% of the outstanding voting securities of a
                                U.S. Government, its agencies,                single issuer, except that up to 25% of the
                                instrumentalities or authorities or           portfolio's total assets may be invested without
                                repurchase agreements fully collateralized    regard to this limitation and except that this
                                by U.S. Government securities and other       limitation does not apply to securities issued or
                                investment companies) if (a) such purchase    guaranteed by the U.S. government or its agencies or
                                would, at the time, cause more than 5% of     instrumentalities.
                                the Portfolio's total assets taken at
                                market value to be invested in the            None of the Portfolios will make any investment if,
                                securities of such issuer; or (b) such        immediately thereafter, less than 75% of its total
                                purchase would, at the time, result in more   assets would be represented by (a) cash, receivables
                                than 10% of the outstanding voting            and other cash items, (b) securities issued by the
                                securities of such issuer being held by the   U.S. government, its agencies or instrumentalities
                                Portfolio.                                    and (c) other securities limited in respect of any
                                                                              one issuer to an amount not greater in value than 5%
                                                                              of such total assets. For purposes of this
                                                                              restriction, repurchase agreements fully
                                                                              collateralized by securities of the U.S. government,
                                                                              its agencies and instrumentalities shall be
                                                                              considered to be securities issued by the
                                                                              governmental entity in question, rather than by the
                                                                              repurchase agreement obligor.

                                                                              None of the Portfolios will purchase more than 10% of
                                                                              the outstanding voting securities of an issuer or
                                                                              invest for the purpose of exercising control or
                                                                              management.
------------------------------- --------------------------------------------- ------------------------------------------------------
------------------------------- --------------------------------------------- ------------------------------------------------------
Real Estate                     None of the Portfolios may buy or sell real   None of the Portfolios may purchase or sell real
                                estate, except that any Portfolio may (i)     estate, provided that a portfolio may invest in
Commodities                     acquire or lease office space for its own     securities secured by real estate or interests
                                use, (ii) invest in securities of issuers     therein or issued by companies which invest in real
                                that invest in real estate or interest        estate or interests therein.
                                therein, (iii) invest in mortgage-related
                                securities and other securities that are      None of the Portfolios may purchase or sell
                                secured by real estate or interest therein,   commodities or commodity contracts, except that, to
                                and (iv) hold and sell real estate acquired   the extent consistent with its investment objective
                                by the Portfolio as a result of the           and policies, a portfolio may purchase or sell
                                ownership of securities.                      interest rate and index futures and options thereon.
                                                                              For purposes of this restriction, foreign exchange
                                None of the Portfolios may purchase or sell   contracts are not considered to be commodities
                                commodities or commodity contracts, except    contracts.
                                that any Portfolio may purchase and sell
                                derivatives (including but not limited to
                                options, futures contracts and options on
                                futures contracts) whose value is tied to
                                the value of a financial index or a
                                financial instrument or other asset
                                (including, but not limited to, securities
                                indexes, interest rates, securities,
                                currencies and physical commodities).
------------------------------- --------------------------------------------- ------------------------------------------------------
------------------------------- --------------------------------------------- ------------------------------------------------------
Loans                           No Portfolio may lend any security or make    No Portfolio may make loans to other persons, except
        Securities Lending      any other loan if, as a result, more than     that a portfolio reserves freedom of action,
        Repurchase Agreements   one-third of its total assets would be lent   consistent with their other investment policies and
        Debt Securities         to other parties.                             restrictions and as described in the prospectus and
        Interfund Lending                                                     SAI, to (i) invest in debt obligations, including
                                None of the Portfolios may make loans,        those which are either publicly offered or of a type
                                except that any Portfolio may (i) lend        customarily purchased by institutional investors,
                                portfolio securities, (ii) enter into         even though the purchase of such debt obligations may
                                repurchase agreements, (iii) purchase all     be deemed the making of loans, (ii) enter into
                                or a portion of an issue of debt              repurchase agreements and (iii) lend portfolio
                                securities, bank loan participation           securities, provided that no Portfolio may lend
                                interests, bank certificates of deposit,      securities if, as a result, the aggregate value of
                                bankers' acceptances, debentures or other     all securities loaned would exceed 33% of its total
                                securities, whether or not the purchase is    assets (taken at market value at the time of such
                                made upon the original issuance of the        loan).
                                securities, and (iv) participate in an
                                interfund lending program with other
                                registered investment companies.
------------------------------- --------------------------------------------- ------------------------------------------------------
------------------------------- --------------------------------------------- ------------------------------------------------------
Underwriting Securities         None of the Portfolios will underwrite the    None of the Portfolios will underwrite any issue of
                                securities of other issuers, except where     securities, except to the extent that the purchase of
                                the Portfolio may be deemed to be an          securities directly from an issuer thereof in accord
                                underwriter for purposes of certain federal   with a Portfolio's investment objectives and policies
                                securities laws in connection with            may be deemed to be underwriting or to the extent
                                disposition of portfolio securities; with     that in connection with the disposition of portfolio
                                investments in other investment companies;    securities a Portfolio may be deemed an underwriter
                                and with loans that a Portfolio may make      under federal securities laws.
                                pursuant to its fundamental investment
                                restriction on lending.
------------------------------- --------------------------------------------- ------------------------------------------------------
------------------------------- --------------------------------------------- ------------------------------------------------------
Single Industry                 None of the Portfolios will purchase a        None of the Portfolios may invest more than 25% of
                                security if, after giving effect to the       its total assets (taken at current value at the time
                                purchase, more than 25% of its total assets   of each investment) in securities of issuers whose
                                would be invested in the securities of one    principal business activities are in the same
                                or more issuers conducting their principal    industry.  For purposes of this restriction,
                                business activities in the same industry,     telephone, water, gas and electric public utilities
                                except that this restriction does not apply   are each regarded as separate industries and
                                to Government Securities (as such term is     wholly-owned finance subsidiaries are considered to
                                defined in the Investment Company Act of      be in the industry of their parents if their
                                1940).                                        activities are primarily related to financing the
                                                                              activities of their parents.  Nor does this
                                                                              restriction apply to investments by a portfolio in
                                                                              obligations of the U.S. government or any of its
                                                                              agencies or instrumentalities
------------------------------- --------------------------------------------- ------------------------------------------------------
------------------------------- --------------------------------------------- ------------------------------------------------------
Illiquid Securities             None of the Portfolios will invest more       None of the Portfolios may invest in repurchase
                                than 15% of its net assets in illiquid        agreements maturing in more than seven days or in
                                securities).                                  other securities with legal or contractual
                                                                              restrictions on resale if, as a result thereof, more
                                                                              than 15% of a portfolio's total assets, taken at
                                                                              current value at the time of such investment, would
                                                                              be invested in such securities.
------------------------------- --------------------------------------------- ------------------------------------------------------
------------------------------- --------------------------------------------- ------------------------------------------------------
Derivatives                     The Portfolios may engage in futures          None of the Portfolios may purchase securities on
        Futures                 transactions, and transactions involving      margin, except for use of short-term credit necessary
        Options                 options on futures, only on regulated         for clearance of purchases and sales of portfolio
        Forward Contracts       commodity exchanges or boards of trade.  A    securities, but it may, to the extent consistent with
                                Portfolio will not enter into a futures       its investment objectives and policies, make margin
Short Sales                     contract or purchase or sell related          deposits in connection with transactions in options,
                                options if immediately thereafter the sum     futures and options on futures.
                                of the amount of initial margin deposits on
                                the Portfolio's existing futures and          None of the Portfolios may make short sales of
                                related options positions and premiums paid   securities or maintain a short position or write,
                                for options with respect to futures and       purchase or sell puts, calls, straddles, spreads, or
                                options used for non-hedging purposes would   combinations thereof, except, to the extent
                                exceed 5% of the market value of the          consistent with its investment objectives and
                                Portfolio's total assets.  In addition, in    policies, transactions in options on securities or
                                instances involving the purchase of futures   indexes, interest rate and index futures and options
                                contracts or call options thereon, a          on such futures.
                                Portfolio will maintain liquid securities,
                                cash, or cash equivalents in an amount
                                equal to the market value of such contracts.

                                A Portfolio may enter into forward
                                contracts for any purpose consistent with
                                the Portfolio's investment objectives and
                                program.  However, a Portfolio will not
                                enter into a forward contract, or maintain
                                exposure to any such contract(s), if the
                                amount of foreign currency required to be
                                delivered thereunder would exceed the
                                Portfolio's holdings of liquid, high grade
                                debt securities, currency available for
                                cover of the forward contract(s), or other
                                suitable cover as permitted by the SEC.  In
                                determining the amount to be delivered
                                under a contract, the Portfolio may net
                                offsetting positions.

                                The Portfolios may effect short sales, but
                                only if such transactions are short sale
                                transactions known as short sales "against
                                the box".
------------------------------- --------------------------------------------- ------------------------------------------------------
------------------------------- --------------------------------------------- ------------------------------------------------------
Mutual Funds                    The extent to which a Portfolio can invest    Except for the Small Cap Value Portfolio, Real Estate
                                in other investment companies is limited by   Securities Portfolio and Mortgage Securities
                                federal securities laws.                      Portfolio, none of the Portfolios will purchase
                                                                              securities of other investment companies, if the
                                                                              purchase would cause more than 10% of the value of a
                                                                              portfolio's total assets to be invested in investment
                                                                              company securities, provided that (a) no investment
                                                                              will be made in the securities of any one investment
                                                                              company if, immediately after such investment, more
                                                                              than 3% of the outstanding voting securities of such
                                                                              company would be owned by a portfolio or more than 5%
                                                                              of the value of a portfolio's total assets would be
                                                                              invested in such company and (b) no restrictions
                                                                              shall apply to a purchase of investment company
                                                                              securities in connection with a merger,
                                                                              consolidation, acquisition or reorganization.
------------------------------- --------------------------------------------- ------------------------------------------------------
------------------------------- --------------------------------------------- ------------------------------------------------------
Misc.                           No corresponding restrictions.                None of the Portfolios will purchase securities on
        Margin                                                                margin, except for use of short-term credit necessary
        Oil and Gas                                                           for clearance of purchases and sales of portfolio
                                                                              securities, but it may, to the extent consistent with
                                                                              its investment objectives and policies, make margin
                                                                              deposits in connection with transactions in options,
                                                                              futures and options on futures.

                                                                              None of the Portfolios will invest in oil, gas or
                                                                              mineral related programs or leases
------------------------------- --------------------------------------------- ------------------------------------------------------
------------------------------- --------------------------------------------- ------------------------------------------------------

APPENDIX F

Board of Directors

                                                        Interested Directors/1/
------------------------ ----------------- ---------------------- ---------------------- --------------------- ----------------
                                                                                                               Other
                                                                                         Number of             Directorships
                                                                                         Portfolios in Fund    Held
                                           Term of Office and     Principal              Complex Overseen by   by Director
Name, Address,           Position(s) Held  Length of Time         Occupations(s) During  Director or Nominee   or Nominee
and Age                  With Fund         Served/2/              Past 5 Years           for Director /4/      for Director
------------------------ ----------------- ---------------------- ---------------------- --------------------- ----------------
------------------------ ----------------- ---------------------- ---------------------- --------------------- ----------------
Pamela J. Moret          President and     President since 2002   Executive Vice         Ms. Moret is not      Lutheran World
625 Fourth Avenue South  Nominee for                              President, Marketing   currently serving     Relief;
Minneapolis, MN          Director                                 and Products,          as a Trustee or       Minnesota
Age 47                                                            Thrivent Financial     Director.  Upon       Public Radio
                                                                  for Lutherans since    election, she will
                                                                  2002; Senior Vice      oversee 14 of the
                                                                  President, Products,   LB Series Fund,
                                                                  American Express       Inc.  She is also a
                                                                  Financial Advisors     candidate for
                                                                  from 2001 to 2002;     election as a
                                                                  Vice President,        Trustee of The AAL
                                                                  Variable Assets,       Mutual Funds and,
                                                                  American Express       upon election, will
                                                                  Financial Advisors     oversee 20 of The
                                                                  from 1996 to 2000      AAL Mutual Funds.
------------------------ ----------------- ---------------------- ---------------------- --------------------- ----------------

                                                        Independent Directors/3/
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ------------
                                                                                                                 Other
                                                                                           Number of             Directorships
                                                                                           Portfolios in Fund    Held
                                             Term of Office and     Principal              Complex Overseen by   by Director
Name, Address,           Position(s) Held    Length of Time         Occupations(s) During  Director or Nominee   or Nominee
and Age                  With Fund           Served/2/              Past 5 Years           for Director /4/      for Director
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ------------
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ------------
Herbert F. Eggerding,    Director          Director since 1990  Management             14 of the LB Series Fund,     None
Jr.                                                             consultant to          Inc.,  20 of The AAL Mutual
625 Fourth Avenue South                                         several privately      Funds, 14 of the AAL
Minneapolis, MN                                                 owned companies        Variable Product Series
Age 66                                                                                 Fund, Inc., 11 of The
                                                                                       Lutheran Brotherhood Family
                                                                                       of Funds
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ------------
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ------------
Noel K. Estenson         Director          Director since 1997  Retired; previously    14 of the LB Series Fund,     None
625 Fourth Avenue South                                         President and Chief    Inc.,  11 of The Lutheran
Minneapolis, MN                                                 Executive Officer,     Brotherhood Family of
Age 64                                                          CenexHarvestStates     Funds; he is also a
                                                                (farm supply and       candidate for election as a
                                                                marketing and food     Trustee of The AAL Mutual
                                                                business)              Funds and, upon election,
                                                                                       will oversee 20 of The AAL
                                                                                       Mutual Funds
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ------------
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ------------
Jodi L. Harpstead        Director          Director since 1998  Vice President &   14 of the LB Series Fund,     Director,
625 Fourth Avenue South                                         General Manager,       11 of The Lutheran            Delta
Minneapolis, MN                                                 Cardiac Surgery        Brotherhood Family of         Dental Plan
Age 46                                                          Technologies for       Funds; she is also a          of Minnesota
                                                                Medtronic, Inc.        candidate for election as a
                                                                (medical products      Trustee of The AAL Mutual
                                                                and technologies       Funds and, upon election,
                                                                business) since        will oversee 20 of The AAL
                                                                2002; President        Mutual Funds
                                                                Global Marketing and
                                                                U.S. Sales, Cardiac
                                                                Rhythm Management
                                                                for Medtronic, Inc.
                                                                from 2001 to 2002;
                                                                Vice President, U.S.
                                                                Pacing Sales for
                                                                Medtronic, Inc. from
                                                                1996 to 2001
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ------------
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ------------
Connie M. Levi           Director          Director since 1993  Retired; previously    14 of the LB Series Fund,     Director,
625 Fourth Avenue South                                         President of the       Inc., 11 of The Lutheran      Norstan, Inc.
Minneapolis, MN                                                 Greater Minneapolis    Brotherhood Family of
Age 64                                                          Chamber of Commerce    Funds; she is also a
                                                                                       candidate for election as a
                                                                                       Trustee of The AAL Mutual
                                                                                       Funds and, upon election,
                                                                                       will oversee 20 of The AAL
                                                                                       Mutual Funds
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ------------------
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ------------------
F. Gregory Campbell      Nominee for       Nominee for          President, Carthage    20 of The AAL Mutual Funds,   ELCA University
625 Fourth Avenue South  Director          Director             College                14 of the AAL Variable        and College
Minneapolis, MN                                                                        Product Series Fund, Inc.;    Employees'
Age 63                                                                                 upon election, 14 of the LB   Health Benefit
                                                                                       Series Fund, Inc.             Board; ELCA Risk
                                                                                                                     Management
                                                                                                                     Board; Director,
                                                                                                                     Johnson Family
                                                                                                                     Funds, Inc., an
                                                                                                                     investment
                                                                                                                     company
                                                                                                                     consisting of
                                                                                                                     four portfolios;
                                                                                                                     Kenosha Hospital
                                                                                                                     and Medical
                                                                                                                     Center Board;
                                                                                                                     Prairie School
                                                                                                                     Board; United
                                                                                                                     Health Systems
                                                                                                                     Board
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ---------------
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ---------------
Richard L. Gady          Nominee for       Nominee for          Retired; previously    20 of The AAL Mutual Funds,   International
625 Fourth Avenue South  Director          Director             Vice President,        14 of the AAL Variable        Agricultural
Minneapolis, MN                                                 Public Affairs and     Product Series Fund, Inc.;    Marketing
Age 60                                                          Chief Economist,       upon election, 14 of the LB   Association
                                                                Conagra, Inc.          Series Fund, Inc.             Board
                                                                (agribusiness)
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ---------------
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ---------------
Edward W. Smeds          Nominee for       Nominee for          Retired; previously    20 of The AAL Mutual Funds,   Chairman of
625 Fourth Avenue South  Director          Director             President of           14 of the AAL Variable        Carthage
Minneapolis, MN                                                 Customer Service and   Product Series Fund, Inc.;    College Board
Age 67                                                          Operations, Kraft      upon election, 14 of the LB
                                                                Foods                  Series Fund, Inc.
------------------------ ----------------- -------------------- ---------------------- ----------------------------- ---------------
/1/  "Interested  person" of the Fund as defined in the  Investment  Company Act of 1940 by virtue of  positions  with  Thrivent
Financial.  Ms. Moret is considered an interested  person because of her principal  occupation  with Thrivent  Financial,  the adviser and an affiliate of the Fund.

/2/ Each Director serves an indefinite term until his or her successor is duly elected and qualified.  The bylaws of the Fund provide that each Director must retire at the end of the year in which the Director attains age 70.

/3/ The Directors and Nominees other than Ms. Moret are not "interested persons" of the Fund and are referred to as
"Independent Directors."

/4/ The "Fund Complex" includes the 11 series of The Lutheran Brotherhood Family of Funds, the 20 series of The AAL Mutual
Funds, the 14 series of AAL Variable Product Series Fund, Inc., and the 14 series of LB Series Fund, Inc.

APPENDIX G

Capitalization

The following tables present as of December 31, 2003:

  The capitalization of each AAL Portfolio; and
  The pro forma capitalization of each corresponding Thrivent Portfolio as adjusted after the Reorganization.

The capitalization of each AAL Portfolio and the World Growth Portfolio is likely to be different at the closing date as a result of daily share purchase and redemption activity in the portfolios as well as the effects of the other ongoing operations of the portfolios prior to the closing date.

------------------------------------------ -------------------------------- -------------------------------- -----------------------
                                                                                     World Growth                       Pro Forma
                                               International Portfolio                 Portfolio                       World Growth
                                                                                                                        Portfolio
Total Net Assets                           $                                $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $                                $
------------------------------------------ -------------------------------- -------------------------------- -----------------------
------------------------------------------ -------------------------------- --------------------------------
                                                                                  Pro Forma Thrivent
                                             Technology Stock Portfolio      Partner Technology Portfolio
Total Net Assets                           $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $
------------------------------------------ -------------------------------- --------------------------------
------------------------------------------ -------------------------------- --------------------------------
                                                                                  Pro Forma Thrivent
                                              Small Cap Stock Portfolio        Small Cap Stock Portfolio
Total Net Assets                           $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $
------------------------------------------ -------------------------------- --------------------------------
------------------------------------------ -------------------------------- --------------------------------
                                                                                  Pro Forma Thrivent
                                              Small Cap Value Portfolio         Partner Small Cap Value
                                                                                       Portfolio
Total Net Assets                           $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $
------------------------------------------ -------------------------------- --------------------------------
------------------------------------------ -------------------------------- --------------------------------
                                                                                  Pro Forma Thrivent
                                              Small Cap Index Portfolio        Small Cap Index Portfolio
Total Net Assets                           $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $
------------------------------------------ -------------------------------- --------------------------------
------------------------------------------ -------------------------------- --------------------------------
                                                                                  Pro Forma Thrivent
                                               Mid Cap Stock Portfolio          Mid Cap Stock Portfolio
Total Net Assets                           $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $
------------------------------------------ -------------------------------- --------------------------------
------------------------------------------ -------------------------------- --------------------------------
                                                                                  Pro Forma Thrivent
                                               Mid Cap Index Portfolio          Mid Cap Index Portfolio
Total Net Assets                           $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $
------------------------------------------ -------------------------------- --------------------------------
------------------------------------------ -------------------------------- --------------------------------
                                                                                  Pro Forma Thrivent
                                              Capital Growth Portfolio         Large Cap Stock Portfolio
Total Net Assets                           $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $
------------------------------------------ -------------------------------- --------------------------------
------------------------------------------ -------------------------------- --------------------------------
                                                                                  Pro Forma Thrivent
                                            Large Company Index Portfolio      Large Cap Index Portfolio
Total Net Assets                           $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $
------------------------------------------ -------------------------------- --------------------------------
------------------------------------------ -------------------------------- --------------------------------
                                                                                  Pro Forma Thrivent
                                               Real Estate Securities           Real Estate Securities
                                                      Portfolio                        Portfolio
Total Net Assets                           $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $
------------------------------------------ -------------------------------- --------------------------------
------------------------------------------ -------------------------------- --------------------------------
                                                                                  Pro Forma Thrivent
                                                      Balanced                         Balanced
                                                      Portfolio                        Portfolio
Total Net Assets                           $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $
------------------------------------------ -------------------------------- --------------------------------
------------------------------------------ -------------------------------- --------------------------------
                                                                                  Pro Forma Thrivent
                                              High Yield Bond Portfolio      Partner High Yield Portfolio
Total Net Assets                           $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $
------------------------------------------ -------------------------------- --------------------------------
------------------------------------------ -------------------------------- --------------------------------
                                                                                  Pro Forma Thrivent
                                                     Bond Index                       Bond Index
                                                      Portfolio                        Portfolio
Total Net Assets                           $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $
------------------------------------------ -------------------------------- --------------------------------
------------------------------------------ -------------------------------- --------------------------------
                                                                                  Pro Forma Thrivent
                                            Mortgage Securities Portfolio    Mortgage Securities Portfolio
Total Net Assets                           $                                $
Shares Outstanding
Net Asset Value Per Share                  $                                $
------------------------------------------ -------------------------------- --------------------------------

APPENDIX H

Share Ownership Information

On the record date, the directors and officers of the AAL Series Fund as a group owned beneficially (meaning they had the power to vote or direct the voting of) less than 1% of the outstanding shares of each AAL Portfolio. To the best knowledge of each AAL Portfolio, as of the record date, no person, except as described in the table below, owned beneficially or of record 5% or more of the outstanding shares of an AAL Portfolio.

                                              Name and Address                                                            % of
Portfolio                                     of Record Owner                                       Shares Owned       Outstanding
---------------------------------------       ---------------------------------------------------   ------------       -----------
Technology Stock Portfolio                    Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

Small Cap Stock Portfolio                     Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

Small Cap Value Portfolio                     Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

Small Cap Index Portfolio                     Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

Mid Cap Stock Portfolio                       Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

Mid Cap Index Portfolio                       Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

International Portfolio                       Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

Capital Growth Portfolio                      Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

Large Company Index Portfolio                 Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

Real Estate Securities Portfolio              Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

Balanced Portfolio                            Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

High Yield Bond Portfolio                     Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

Bond Index Portfolio                          Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

Mortgage Securities Portfolio                 Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

On the record date, no person owned beneficially or of record any shares of the New Thrivent Portfolios, which were organized solely for the purpose of continuing the business of their corresponding AAL Portfolio. On the record date, the directors and officers of the Thrivent Series Fund as a group owned beneficially less than 1% of the outstanding shares of the World Growth Portfolio. As of the record date, no person, except as set forth in the table below, was know to own beneficially or of record 5% or more of the outstanding shares of the World Growth Portfolio.

                                              Name and Address                                                            % of
Portfolio                                     of Record Owner                                       Shares Owned       Outstanding
---------------------------------------       ---------------------------------------------------   ------------       -----------
World Growth Portfolio                        Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Insurance Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Insurance Account
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Life Insurance Company - LBVIP Variable
                                              Insurance Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

The following documents contain additional information about the AAL Portfolios and are incorporated into this proxy statement and prospectus by reference. To obtain copies of the documents without charge, write the AAL Series Fund at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

  The AAL Series Fund prospectus dated April 30, 2003, as supplemented.
  The AAL Series Fund Statement of Additional Information dated April 30, 2003.
  The AAL Series Fund Annual Report dated December 31, 2003.

The following documents contain additional information about the Thrivent Portfolios and are incorporated into this proxy statement and prospectus by reference.

  The prospectus of the World Growth Portfolio dated April 30, 2003, as supplemented, accompanies this proxy statement and prospectus as Appendix B.
  The prospectus of each New Thrivent Portfolio dated February __, 2004, accompanies this proxy statement and prospectus as Appendix C.
  Management's Discussion of Fund Performance and the Financial Highlights of the World Growth Portfolio from the most recent Annual Report for the Thrivent Series Fund accompanies this proxy statement and prospectus as Appendix D.
  The Statement of Additional Information relating to this proxy statement and prospectus dated March 3, 2004.
  The Statement of Additional Information for the World Growth Portfolio dated April 30, 2003.
  The Statement of Additional Information of the New Thrivent Portfolios dated February __, 2004.

To obtain copies of the above documents, without charge, write the Thrivent Series Fund at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

The above documents relating to the AAL Portfolios and the Thrivent Portfolios have been filed with the Securities and Exchange Commission (the "SEC"). You may obtain copies by accessing the SEC's Web site at http://www.sec.gov. For a prescribed fee, you may obtain copies of these documents by sending an email request to publicinfo@sec.gov or writing to: Public Reference Room, U.S. Securities and Exchange Commission, 450 5th Street, NW, Room 1300, Washington, D.C. 20549.

1940 Act File No. 811-8662 - AAL Variable Product Series Fund, Inc.
1940 Act File No. 811-4603 - Thrivent Series Fund, Inc.

PART B - STATEMENT OF ADDITIONAL INFORMATION

MARCH 3, 2004

AAL VARIABLE PRODUCT SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, Minnesota 55415
1-800-847-4836

LB SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, Minnesota 55415
1-800-847-4836

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement and Prospectus dated March 3, 2004 for the Special Meeting of Shareholders to be held on April 7, 2004. The Proxy Statement and Prospectus describes proposed Agreements and Plans of Reorganization between AAL Variable Product Series Fund, Inc. and LB Series Fund, Inc., which provide that shares of each of the Technology Stock Portfolio, Small Cap Stock Portfolio, Small Cap Value Portfolio, Small Cap Index Portfolio, Mid Cap Stock Portfolio, Mid Cap Index Portfolio, International Portfolio, Capital Growth Portfolio, Large Company Index Portfolio, Real Estate Securities Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Bond Index Portfolio and Mortgage Securities Portfolio (each an "AAL Portfolio" and collectively the "AAL Portfolios"), each a series of AAL Variable Product Series Fund, Inc., will be exchanged for shares of comparable series of the LB Series Fund (each an "LB Portfolio" and collectively the "LB Portfolios").

Copies of the Proxy Statement and Prospectus may be obtained at no charge by writing to Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or by calling 1-800-874-4836. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement and Prospectus.

This Statement of Additional Information consists of this cover page and the following documents:

  The Statement of Additional Information dated April 30, 2003 of LB Series Fund, Inc., included in Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of LB Series Fund, Inc. previously filed via EDGAR on April 28, 2003 (SEC File No. 033-03677), and incorporated by reference herein.

  The audited financial statements of the World Growth Portfolio included in the Annual Report of LB Series Fund, Inc. for the fiscal year ended December 31, 2003, previously filed via EDGAR on Form N-CSR on February __, 2004 (SEC File No. 811-04603), and incorporated by reference herein.

  The Statement of Additional Information dated April 30, 2003 of AAL Variable Product Series Fund, Inc., included in Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of AAL Variable Product Series Fund, Inc. previously filed via EDGAR on April 28, 2003 (SEC File No. 033-82056), and incorporated by reference herein.

  The audited financial statements of the AAL Portfolios included in the Annual Report of AAL Variable Product Series Fund, Inc. for the fiscal year ended December 31, 2003, previously filed via EDGAR on Form N-CSR on February __, 2004 (SEC File No. 811-08662), and incorporated by reference herein.

  The pro forma financial statements of the World Growth Portfolio giving effect to the proposed reorganization. Pro forma financial statements relating to the reorganization of the following AAL Portfolios into corresponding LB Portfolios have not been prepared because in each case, the AAL Portfolio is being reorganized into a newly created LB Portfolio that was created to continue the operations of the corresponding AAL Portfolio: Technology Stock Portfolio, Small Cap Stock Portfolio, Small Cap Value Portfolio, Small Cap Index Portfolio, Mid Cap Stock Portfolio, Mid Cap Index Portfolio, Capital Growth Portfolio, Large Company Index Portfolio, Real Estate Securities Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Bond Index Portfolio and Mortgage Securities Portfolio.

PART C - OTHER INFORMATION

Item 15. Indemnification.

Reference is hereby made to Section 4.01 of Registrant's First Amended and Restated Bylaws, included as an exhibit to this Registration Statement, and incorporated by reference herein, which mandates indemnification by Registrant of its directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1993 Act") may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.

Item 16. Exhibits.

(1)(a)     Articles of Incorporation  (b)

(1)(b)     Amendment to Articles of Incorporation increasing authorized shares*

(2)        Bylaws  (e)

(3)        Not applicable

(4)        Form of Reorganization Agreement and Plan of Reorganization  (a)

(5)        See (1) above

(6)(a)     Investment Advisory Agreement (f)

(6)(b)     Amendment No 1 to Investment Advisory Agreement *

(6)(c)     Investment Subadvisory Agreement for the World Growth Portfolio (f)

(7)        Not applicable

(8)        Not applicable

(9)(a)     Custodian Contract between the Registrant and State Street Bank and Trust Company (b)

(9)(b)     Amendment to Custodian Contract dated February 1, 1989 (c)

(9)(c)     Amendment to Custodian Contract dated January 11, 1990  (c)

(9)(d)     Restated Amendment to Custodian Contract dated October 6, 2000 (d)

(10)       Not applicable

(11)       Opinion and consent of counsel as to the legality of the securities being registered *

(12)       Form of Opinion and consent of counsel as to tax matters and consequences to shareholders **

(13)       Expense Reimbursement Letter Agreement *

(14)       Consent of Independent Accountants**

(15)       Not applicable

(16)       Powers of Attorney for Herbert F. Eggerding, Jr., Noel K. Estenson, John O. Gilbert, Jodi L. Harpstead, Connie M. Levi,
           Charles D. Gariboldi and Pamela J. Moret*

(17)       Form of Voting Instruction Form*

 *         Filed herewith
 **        To be filed by subsequent amendment
-----------------
(a) Included as Appendix A of the proxy statement and prospectus  included in Part A of this  registration  statement on Form
    N-14.
(b) Incorporated by reference from  Post-effective  Amendment No. 22 to the  registration  statement of Thrivent Series Fund,
    Inc., file no. 033-03677, filed April 27, 1998.
(c) Incorporated by reference from  Post-effective  Amendment No. 14 to the  registration  statement of Thrivent Series Fund,
    Inc., file no. 033-03677, filed November 1, 1995.
(d) Incorporated  by reference from the  Post-effective  Amendment No. 25 to the  registration  statement of Thrivent  Series
    Fund, Inc., file no. 033-03677, filed April 20, 2001.
(e) Incorporated by reference from  Post-effective  Amendment No. 29 to the  registration  statement of Thrivent Series Fund,
    Inc., file no. 033-03677, filed November 14, 2003.
(f) Incorporated by reference from  Post-effective  Amendment No. 27 to the  registration  statement of Thrivent Series Fund,
    Inc., file no. 033-03677, filed April 30, 2002.

Item 17. Undertakings.

(1)    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)    The undersigned Registrant hereby undertakes to file, by subsequent amendment to this Registration Statement on Form N-14, an opinion of tax counsel supporting the tax consequences of the Reorganizations within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and the State of Minnesota on the 16th day of January, 2004.

                                                                                   LB SERIES FUND, INC.

                                                                                   By: /s/ John C. Bjork
                                                                                   ---------------------------------------------
                                                                                      John C. Bjork, Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                                     Title
---------                                                     -----

*                                                             President
---------------------------------------
Pamela J. Moret

*                                                             Treasurer and Principal Accounting Officer
---------------------------------------
Charles D. Gariboldi

*                                                             Director
---------------------------------------
John O. Gilbert

*                                                             Director
---------------------------------------
Herbert F. Eggerding, Jr.

*                                                             Director
---------------------------------------
Noel K. Estenson

*                                                             Director
---------------------------------------
Jodi L. Harpstead

*                                                             Director
---------------------------------------
Connie M. Levi

*   John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of LB Series Fund, Inc. pursuant to a power of attorney duly executed by such persons.

Dated:  January 16, 2004                                  *By: /s/ John C. Bjork
                                                               ------------------------------------------

Exhibit Index

EX-99.1    Amendment to Articles of Incorporation

EX-99.6(b) Amendment No. 1 to Investment Advisory Agreement

EX-99.11   Opinion and consent of counsel as to the legality of the securities being registered

EX-99.13   Expense Reimbursement Letter Agreement

EX-99.16   Powers of Attorney

EX-99.17   Form of Voting Instruction Form